UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07883
ICON Funds
5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111
Erik L. Jonson 5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111
Registrant’s telephone number, including area code: 303-790-1600
Date of fiscal year end: September 30, 2011
Date of reporting period: December 31, 2010

Item 1. Schedule of Investments.
ICON CONSUMER DISCRETIONARY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (88.1%)
2,300	Amazon.com, Inc.†	$414,000
4,100	AutoZone, Inc.† (a)	1,117,619
10,800	Bed Bath & Beyond, Inc.†	530,820
2,700	CEC Entertainment, Inc.† (a)	104,841
8,900	Comcast Corp., Class A(a)	195,533
8,900	Darden Restaurants, Inc.(a)	413,316
12,500	DIRECTV, Class A†	499,125
20,700	Dollar Tree, Inc.† (a)	1,160,856
20,800	Family Dollar Stores, Inc.(a)	1,033,968
7,600	Genuine Parts Co.	390,184
24,500	Home Depot, Inc.(a)	858,970
14,800	Johnson Controls, Inc.(a)	565,360
12,849	JOS A. Bank Clothiers, Inc.† (a)	518,072
8,400	Lowe’s Cos., Inc.(a)	210,672
2,500	McDonald’s Corp.	191,900
3,900	Monro Muffler Brake, Inc.(a)	134,901
18,500	Newell Rubbermaid, Inc.(a)	336,330
9,020	Nike, Inc., Class B(a)	770,488
8,900	Nu Skin Enterprises, Inc., Class A(a)	269,314
10,500	O’Reilly Automotive, Inc.†	634,410
4,200	Omnicom Group, Inc.	192,360
11,000	Ross Stores, Inc.	695,750
21,800	Target Corp.(a)	1,310,834
8,500	Texas Roadhouse, Inc.† (a)	145,945
4,400	Time Warner Cable, Inc.	290,532
5,300	Time Warner, Inc.	170,501
31,900	TJX Cos., Inc.(a)	1,416,041
4,100	Tractor Supply Co.(a)	198,809
8,200	Tupperware Brands Corp.	390,894
5,700	V.F. Corp.(a)	491,226
3,200	Viacom, Inc., Class B	126,752
5,600	Walt Disney Co.	210,056
4,700	Whirlpool Corp.(a)	417,501
17,200	Wolverine World Wide, Inc.(a)	548,336
1     SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

2,900	Yum! Brands, Inc.	$142,245
Total Common Stocks (Cost $14,251,231)		17,098,461
Collateral for Securities on Loan (27.6%)
5,367,107	State Street Navigator Prime Portfolio	5,367,107
Total Collateral for Securities on Loan (Cost $5,367,107)		5,367,107
Short-Term Investments (13.3%)
$2,587,260	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/03/11	2,587,260
Total Short-Term Investments (Cost $2,587,260)		2,587,260
Total Investments 129.0% (Cost $22,205,598)		25,052,828
Liabilities Less Other Assets (29.0)%		(5,637,580)
Net Assets 100.0%		$19,415,248
The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of December 31, 2010.
2     SCHEDULE OF INVESTMENTS

ICON Consumer Discretionary Fund
Industry Composition
December 31, 2010 (Unaudited)

General Merchandise Stores	18.1%
Apparel Retail	13.6%
Automotive Retail	9.7%
Footwear	6.8%
Home Improvement Retail	5.5%
Restaurants	5.1%
Cable & Satellite	5.1%
Housewares & Specialties	3.8%
Auto Parts & Equipment	2.9%
Homefurnishing Retail	2.7%
Movies & Entertainment	2.6%
Apparel, Accessories & Luxury Goods	2.5%
Household Appliances	2.2%
Internet Retail	2.1%
Distributors	2.0%
Personal Products	1.4%
Specialty Stores	1.0%
Advertising	1.0%
88.1%
1     Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Discretionary Fund
Sector Composition
December 31, 2010 (Unaudited)

Consumer Discretionary	86.7%
Consumer Staples	1.4%
88.1%
2     Percentages are based upon common stocks as a percentage of net assets.

ICON CONSUMER STAPLES FUND (FORMERLY,
ICON LEISURE AND CONSUMER STAPLES FUND)
SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

Common Stocks (91.0%)
12,600	Altria Group, Inc.	$310,212
7,800	Anheuser-Busch InBev NV, ADR	445,302
36,000	Archer-Daniels-Midland Co.	1,082,880
22,700	Avon Products, Inc.	659,662
8,700	Bunge, Ltd.	570,024
22,500	Campbell Soup Co.(a)	781,875
9,200	CEC Entertainment, Inc.† (a)	357,236
15,100	Coca-Cola Co.(a)	993,127
25,000	Coca-Cola Enterprises, Inc.	625,750
8,400	Colgate-Palmolive Co.(a)	675,108
46,200	Constellation Brands, Inc., Class A† (a)	1,023,330
14,600	CVS Caremark Corp.	507,642
15,700	Darden Restaurants, Inc.(a)	729,108
400	DIRECTV, Class A† (a)	15,972
20,100	Fresh Del Monte Produce, Inc.(a)	501,495
8,900	General Mills, Inc.(a)	316,751
9,900	J.M. Smucker Co.(a)	649,935
6,400	Kellogg Co.(a)	326,912
5,000	Kimberly-Clark Corp.	315,200
18,100	Kraft Foods, Inc., Class A(a)	570,331
7,500	Lorillard, Inc.(a)	615,450
12,800	Molson Coors Brewing Co., Class B	642,432
28,000	Nu Skin Enterprises, Inc., Class A(a)	847,280
14,500	PepsiCo, Inc.	947,285
34,000	Philip Morris International, Inc.	1,990,020
10,100	Procter & Gamble Co.	649,733
27,000	Reynolds American, Inc.	880,740
9,300	Ruddick Corp.(a)	342,612
42,300	Sara Lee Corp.	740,673
28,100	Sysco Corp.(a)	826,140
75	Time Warner Cable, Inc.	4,952
2,566	Time Warner, Inc.	82,548
13,200	United Natural Foods, Inc.† (a)	484,176
13,200	Universal Corp.(a)	537,240
1     SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

29,700	Viacom, Inc., Class B	$1,176,417
62,900	Wal-Mart Stores, Inc.	3,392,197
20,900	Walgreen Co.(a)	814,264
44,370	Walt Disney Co.	1,664,319

Total Common Stocks (Cost $25,043,554)		28,096,330
Collateral for Securities on Loan (24.3%)
7,504,583	State Street Navigator Prime Portfolio	7,504,583

Total Collateral for Securities on Loan (Cost $7,504,583)		7,504,583
Short-Term Investments (8.9%)
$2,763,221	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/03/11	2,763,221

Total Short-Term Investments (Cost $2,763,221)		2,763,221
Total Investments 124.2% (Cost $35,311,358)		38,364,134
Liabilities Less Other Assets (24.2)%		(7,480,140)

Net Assets 100.0%		$30,883,994

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of December 31, 2010.

ADR	American Depositary Receipt
2     SCHEDULE OF INVESTMENTS

ICON Consumer Staples Fund
Industry Composition
December 31, 2010 (Unaudited)

Tobacco	14.0%
Hypermarkets & Super Centers	11.0%
Packaged Foods & Meats	11.0%
Movies & Entertainment	9.5%
Soft Drinks	8.3%
Agricultural Products	7.0%
Household Products	5.3%
Personal Products	4.9%
Drug Retail	4.3%
Food Distributors	4.2%
Brewers	3.5%
Restaurants	3.5%
Distillers & Vintners	3.3%
Food Retail	1.1%
Cable & Satellite	0.1%

91.0%

1     Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Staples Fund
Sector Composition
December 31, 2010 (Unaudited)

Consumer Staples	77.9%
Consumer Discretionary	13.1%

91.0%

2      Percentages are based upon common stocks as a percentage of net assets.

ICON ENERGY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (95.8%)
192,700	Alliance Resource Partners L.P.	$12,671,952
108,700	Alpha Natural Resources, Inc.†	6,525,261
171,900	Apache Corp.	20,495,637
129,400	Arch Coal, Inc.	4,536,764
190,700	Baker Hughes, Inc.	10,902,319
252,200	BP PLC, ADR	11,139,674
1,012,200	Chevron Corp.	92,363,250
38,200	CNOOC, Ltd., ADR(a)	9,105,734
996,900	ConocoPhillips	67,888,890
99,300	Consol Energy, Inc.	4,839,882
101,000	Core Laboratories NV	8,994,050
144,900	Dresser-Rand Group, Inc.†	6,171,291
111,900	Ensco PLC, ADR	5,973,222
1,326,300	Exxon Mobil Corp.	96,979,056
235,600	Gazprom OAO, ADR	5,993,664
48,100	Gulfmark Offshore, Inc., Class A†	1,462,240
640,400	Halliburton Co.	26,147,532
68,600	Helmerich & Payne, Inc.	3,325,728
238,300	Hess Corp.	18,239,482
152,700	Holly Corp.(a)	6,225,579
240,600	Marathon Oil Corp.	8,909,418
27,500	Matrix Service Co.†	334,950
238,800	Murphy Oil Corp.	17,802,540
188,100	Occidental Petroleum Corp.	18,452,610
147,400	Peabody Energy Corp.	9,430,652
197,400	Pride International, Inc.†	6,514,200
128,700	Repsol YPF S.A., ADR	3,595,878
569,700	Schlumberger, Ltd.	47,569,950
221,500	Southern Union Co.	5,331,505
239,200	Spectra Energy Corp.	5,977,608
331,400	Suncor Energy, Inc.	12,689,306
296,200	Tesoro Corp.† (a)	5,491,548
104,500	Tidewater, Inc.(a)	5,626,280
76,500	Transocean, Ltd.†	5,317,515
1     SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

229,900	Valero Energy Corp.	$5,315,288
291,800	Weatherford International, Ltd.†	6,653,040
160,800	Williams Cos., Inc.	3,974,976
77,800	World Fuel Services Corp.(a)	2,813,248

Total Common Stocks (Cost $486,068,356)		591,781,719

Underlying Security /
Expiration Date /
Exercise Price	Contracts*	Value

Put Options Purchased (0.2%)
iShares Dow Jones US Oil & Gas Exploration & Production Index Fund, January 2011, $60.00	5,330	173,225
iShares Dow Jones US Oil Equipment & Services Index Fund, January 2011, $55.00	9,300	837,000

Total Put Options Purchased (Cost $2,251,189)		1,010,225

Shares or Principal Amount		Value

Collateral for Securities on Loan (1.8%)
11,412,932	State Street Navigator Prime Portfolio	11,412,932

Total Collateral for Securities on Loan (Cost $11,412,932)		11,412,932
Short-Term Investments (3.9%)
$24,238,087	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/03/11	24,238,087

Total Short-Term Investments (Cost $24,238,087)		24,238,087
Total Investments 101.7% (Cost $523,970,564)		628,442,963
Liabilities Less Other Assets (1.7)%		(10,705,634)

Net Assets 100.0%		$617,737,329

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of December 31, 2010.

*	All options have 100 shares per contract.

ADR	American Depositary Receipt
2     SCHEDULE OF INVESTMENTS

ICON Energy Fund
Industry Composition
December 31, 2010 (Unaudited)

Integrated Oil & Gas	57.3%
Oil & Gas Equipment & Services	18.4%
Coal & Consumable Fuels	6.2%
Oil & Gas Exploration & Production	4.8%
Oil & Gas Drilling	3.4%
Oil & Gas Refining & Marketing	3.2%
Oil & Gas Storage & Transportation	2.5%

95.8%

1      Percentages are based upon common stocks as a percentage of net assets.

ICON Energy Fund
Sector Composition
December 31, 2010 (Unaudited)

Energy	95.8%

95.8%

2     Percentages are based upon common stocks as a percentage of net assets.

ICON FINANCIAL FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (99.2%)
17,800	ACE, Ltd.	$1,108,050
69,000	Advance America Cash Advance Centers, Inc.	389,160
42,700	Aflac, Inc.	2,409,561
15,600	Allied World Assurance Co. Holdings, Ltd.	927,264
45,400	Allstate Corp.	1,447,352
27,700	American Express Co.	1,188,884
34,600	Ameriprise Financial, Inc.	1,991,230
25,900	Annaly Capital Management, Inc., REIT	464,128
62,600	Anworth Mortgage Asset Corp., REIT	438,200
103,896	Apollo Investment Corp.	1,150,129
18,600	Assurant, Inc.	716,472
57,000	Assured Guaranty, Ltd.	1,008,900
12,000	Automatic Data Processing, Inc.	555,360
15,300	Banco Bradesco S.A., ADR	310,437
156,600	Bank of America Corp.	2,089,044
11,700	Bank of Montreal	673,569
27,000	Bank of New York Mellon Corp.	815,400
3,400	BlackRock, Inc.	647,972
12,900	Capital One Financial Corp.	549,024
21,700	Chubb Corp.	1,294,188
533,600	Citigroup, Inc.†	2,523,928
3,300	Credicorp, Ltd.	392,403
19,100	Delphi Financial Group, Inc., Class A	550,844
73,600	Dime Community Bancshares, Inc.	1,073,824
12,100	Dollar Financial Corp.†	346,423
8,100	Everest Re Group, Ltd.	687,042
40,000	Ezcorp, Inc., Class A†	1,085,200
25,700	First Cash Financial Services, Inc.†	796,443
20,400	FirstService Corp.†	617,712
9,700	Fiserv, Inc.†	568,032
8,200	Franklin Resources, Inc.	911,922
17,500	Goldman Sachs Group, Inc.	2,942,800
14,300	Hartford Financial Services Group, Inc.	378,807
50,300	Horace Mann Educators Corp.	907,412
1     SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

48,500	Invesco, Ltd.	$1,166,910
62,200	JPMorgan Chase & Co.	2,638,524
2,300	Mastercard, Inc., Class A	515,453
22,800	MetLife, Inc.	1,013,232
69,900	MF Global Holdings, Ltd.†	584,364
50,600	Morgan Stanley	1,376,826
29,300	NASDAQ OMX Group, Inc.†	694,703
30,900	National Financial Partners Corp.†	414,060
37,300	New York Community Bancorp, Inc.	703,105
14,100	NYSE Euronext	422,718
6,500	Portfolio Recovery Associates, Inc.†	488,800
38,400	Progressive Corp.	763,008
16,300	Protective Life Corp.	434,232
9,600	Prudential Financial, Inc.	563,616
11,900	Reinsurance Group of America, Inc.	639,149
16,400	Selective Insurance Group, Inc.	297,660
24,200	State Street Corp.	1,121,428
14,400	Travelers Cos., Inc.	802,224
51,700	U.S. Bancorp	1,394,349
24,000	Waddell & Reed Financial, Inc., Class A	846,960
157,500	Wells Fargo & Co.	4,880,925
10,700	World Acceptance Corp.†	564,960
52,800	XL Group PLC	1,152,096

Total Common Stocks (Cost $50,377,908)		57,436,418
Short-Term Investments (0.7%)
$420,103	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/03/11	420,103

Total Short-Term Investments (Cost $420,103)		420,103
Total Investments 99.9% (Cost $50,798,011)		57,856,521
Other Assets Less Liabilities 0.1%		26,364

Net Assets 100.0%		$57,882,885

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust
2     SCHEDULE OF INVESTMENTS

ICON Financial Fund
Industry Composition
December 31, 2010 (Unaudited)

Property & Casualty Insurance	15.2%
Asset Management & Custody Banks	14.9%
Diversified Banks	13.2%
Other Diversified Financial Services	12.5%
Life & Health Insurance	8.6%
Consumer Finance	8.5%
Investment Banking & Brokerage	8.5%
Multi-line Insurance	3.5%
Thrifts & Mortgage Finance	3.1%
Data Processing & Outsourced Services	2.8%
Specialized Finance	2.8%
Reinsurance	2.3%
Mortgage REIT’s	1.5%
Real Estate Services	1.1%
Insurance Brokers	0.7%

99.2%

1     Percentages are based upon common stocks as a percentage of net assets.

ICON Financial Fund
Sector Composition
December 31, 2010 (Unaudited)

Financial	96.4%
Information Technology	2.8%

99.2%

2     Percentages are based upon common stocks as a percentage of net assets.

ICON HEALTHCARE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (98.7%)
17,100	3M Co.	$1,475,730
69,800	Abbott Laboratories	3,344,118
40,400	Aetna, Inc.	1,232,604
11,600	Air Products & Chemicals, Inc.(a)	1,055,020
10,100	Becton, Dickinson & Co.(a)	853,652
19,300	Biogen Idec, Inc.† (a)	1,294,065
77,900	Bristol-Myers Squibb Co.(a)	2,062,792
35,600	Celgene Corp.†	2,105,384
27,900	Cephalon, Inc.† (a)	1,721,988
54,900	CIGNA Corp.	2,012,634
34,500	Coventry Health Care, Inc.†	910,800
55,200	Cubist Pharmaceuticals, Inc.† (a)	1,181,280
68,100	Eli Lilly & Co.	2,386,224
33,000	Forest Laboratories, Inc.†	1,055,340
91,100	General Electric Co.	1,666,219
55,900	Gilead Sciences, Inc.†	2,025,816
27,100	GlaxoSmithKline PLC, ADR	1,062,862
13,400	Healthspring, Inc.†	355,502
21,600	Humana, Inc.† (a)	1,182,384
49,300	Johnson & Johnson	3,049,205
108,100	Medicis Pharmaceutical Corp., Class A(a)	2,895,999
21,800	Medtronic, Inc.	808,562
152,700	Merck & Co., Inc.	5,503,308
41,500	Mylan, Inc.† (a)	876,895
27,200	Par Pharmaceutical Cos., Inc.† (a)	1,047,472
220,700	PDL BioPharma, Inc.(a)	1,374,961
11,000	Perrigo Co.(a)	696,630
391,100	Pfizer, Inc.	6,848,161
41,800	Protective Life Corp.(a)	1,113,552
16,700	Siemens AG, ADR	2,074,975
15,900	Stryker Corp.(a)	853,830
13,500	Thermo Fisher Scientific, Inc.†	747,360
29,100	Tyco International, Ltd.	1,205,904
66,500	UnitedHealth Group, Inc.	2,401,315
1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

52,500	Valeant Pharmaceuticals International, Inc.(a)	$1,485,225
15,000	Varian Medical Systems, Inc.† (a)	1,039,200
8,900	Waters Corp.† (a)	691,619
61,100	Watson Pharmaceuticals, Inc.†	3,155,815
22,400	WellPoint, Inc.†	1,273,664

Total Common Stocks (Cost $61,683,958)		68,128,066
Collateral for Securities on Loan (25.7%)
17,764,268	State Street Navigator Prime Portfolio	17,764,268

Total Collateral for Securities on Loan (Cost $17,764,268)		17,764,268
Short-Term Investments (1.5%)
$1,040,687	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/03/11	1,040,687

Total Short-Term Investments (Cost $1,040,687)		1,040,687
Total Investments 125.9% (Cost $80,488,913)		86,933,021
Liabilities Less Other Assets (25.9)%		(17,906,973)

Net Assets 100.0%		$69,026,048

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of December 31, 2010.

ADR	American Depositary Receipt
2      SCHEDULE OF INVESTMENTS

ICON Healthcare Fund
Industry Composition
December 31, 2010 (Unaudited)

Pharmaceuticals	51.4%
Biotechnology	14.1%
Managed Health Care	13.6%
Industrial Conglomerates	9.3%
Health Care Equipment	5.1%
Life Sciences Tools & Services	2.1%
Life & Health Insurance	1.6%
Industrial Gases	1.5%

98.7%

1     Percentages are based upon common stocks as a percentage of net assets.

ICON Healthcare Fund
Sector Composition
December 31, 2010 (Unaudited)

Health Care	86.3%
Industrials	9.3%
Financial	1.6%
Materials	1.5%

98.7%

2     Percentages are based upon common stocks as a percentage of net assets.

ICON INDUSTRIALS FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (92.8%)
25,000	3M Co.	$2,157,500
13,000	Alaska Air Group, Inc.†	736,970
10,000	Alliant Techsystems, Inc.† (a)	744,300
25,000	Boeing Co.	1,631,500
10,000	Canadian National Railway Co.	664,700
35,000	Caterpillar, Inc.	3,278,100
10,000	Cooper Industries PLC	582,900
25,000	CSX Corp.(a)	1,615,250
35,000	Danaher Corp.(a)	1,650,950
18,000	Deere & Co.	1,494,900
90,000	Delta Air Lines, Inc.† (a)	1,134,000
20,000	Dover Corp.	1,169,000
10,000	Emerson Electric Co.	571,700
20,000	FedEx Corp.(a)	1,860,200
20,000	General Dynamics Corp.	1,419,200
385,000	General Electric Co.	7,041,650
8,000	Honeywell International, Inc.	425,280
15,500	Hubbell, Inc., Class B	932,015
30,000	Illinois Tool Works, Inc.(a)	1,602,000
4,500	L-3 Communications Holdings, Inc.(a)	317,205
60,000	Navios Maritime Holdings, Inc.	316,800
20,000	Norfolk Southern Corp.	1,256,400
10,000	Northrop Grumman Corp.	647,800
35,000	Raytheon Co.	1,621,900
25,000	Republic Services, Inc.	746,500
25,000	Rockwell Collins, Inc.	1,456,500
10,000	Siemens AG, ADR	1,242,500
25,000	Skywest, Inc.	390,500
25,000	Southwest Airlines Co.(a)	324,500
10,000	Thomas & Betts Corp.†	483,000
25,000	Union Pacific Corp.	2,316,500
35,000	United Continental Holdings† (a)	833,700
45,000	United Parcel Service, Inc., Class B(a)	3,266,100
45,000	United Technologies Corp.	3,542,400
1     SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

6,000	WW Grainger, Inc.(a)	$828,660

Total Common Stocks (Cost $38,010,678)		50,303,080
Collateral for Securities on Loan (15.0%)
8,124,679	State Street Navigator Prime Portfolio	8,124,679

Total Collateral for Securities on Loan (Cost $8,124,679)		8,124,679
Short-Term Investments (6.0%)
$3,231,868	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/03/11	3,231,868

Total Short-Term Investments (Cost $3,231,868)		3,231,868
Total Investments 113.8% (Cost $49,367,225)		61,659,627
Liabilities Less Other Assets (13.8)%		(7,484,925)

Net Assets 100.0%		$54,174,702

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of December 31, 2010.

ADR	American Depositary Receipt
2     SCHEDULE OF INVESTMENTS

ICON Industrials Fund
Industry Composition
December 31, 2010 (Unaudited)

Aerospace & Defense	21.7%
Industrial Conglomerates	19.3%
Railroads	10.8%
Air Freight & Logistics	9.5%
Construction & Farm Machinery & Heavy Trucks	8.8%
Industrial Machinery	8.2%
Airlines	6.3%
Electrical Components & Equipment	4.7%
Trading Companies & Distributors	1.5%
Environmental & Facilities Services	1.4%
Marine	0.6%

92.8%

1     Percentages are based upon common stocks as a percentage of net assets.

ICON Industrials Fund
Sector Composition
December 31, 2010 (Unaudited)

Industrials	92.8%

92.8%

2     Percentages are based upon common stocks as a percentage of net assets.

ICON INFORMATION TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (95.5%)
30,000	Accenture PLC, Class A(a)	$1,454,700
20,000	Altera Corp.(a)	711,600
43,300	Amdocs, Ltd.†	1,189,451
17,500	Amphenol Corp., Class A	923,650
36,500	Apple, Inc.†	11,773,440
28,500	Arrow Electronics, Inc.†	976,125
41,400	Automatic Data Processing, Inc.(a)	1,915,992
47,700	Avnet, Inc.† (a)	1,575,531
7,900	Baidu, Inc., ADR†	762,587
169,400	Cisco Systems, Inc.†	3,426,962
19,100	Cognizant Technology Solutions Corp., Class A†	1,399,839
88,500	Convergys Corp.† (a)	1,165,545
64,900	Corning, Inc.	1,253,868
25,800	CSG Systems International, Inc.† (a)	488,652
14,600	Cymer, Inc.† (a)	658,022
35,900	EMC Corp.†	822,110
4,300	First Solar, Inc.† (a)	559,602
9,100	Google, Inc., Class A†	5,405,127
64,200	Hewlett-Packard Co.	2,702,820
45,000	Ingram Micro, Inc., Class A†	859,050
163,500	Intel Corp.	3,438,405
55,200	International Business Machines Corp.	8,101,152
28,500	Juniper Networks, Inc.†	1,052,220
15,100	KLA-Tencor Corp.(a)	583,464
44,300	Lender Processing Services, Inc.(a)	1,307,736
13,000	Linear Technology Corp.	449,670
7,400	Mastercard, Inc., Class A	1,658,414
12,900	MAXIMUS, Inc.(a)	845,982
181,900	Microsoft Corp.	5,078,648
29,300	Novellus Systems, Inc.†	946,976
81,500	Oracle Corp.	2,550,950
23,400	OSI Systems, Inc.† (a)	850,824
60,800	QUALCOMM, Inc.	3,008,992
55,100	Seagate Technology PLC† (a)	828,153
1     SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

36,700	SRA International, Inc., Class A†	$750,515
35,800	SYNNEX Corp.† (a)	1,116,960
12,600	Tech Data Corp.†	554,652
46,800	Teradyne, Inc.† (a)	657,072
19,900	Tessera Technologies, Inc.†	440,785
33,500	Texas Instruments, Inc.(a)	1,088,750
20,500	Visa, Inc., Class A	1,442,790

Total Common Stocks (Cost $62,466,529)		76,777,783
Collateral for Securities on Loan (11.5%)
9,201,446	State Street Navigator Prime Portfolio	9,201,446

Total Collateral for Securities on Loan (Cost $9,201,446)		9,201,446
Short-Term Investments (5.9%)
$4,719,243	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/03/11	4,719,243

Total Short-Term Investments (Cost $4,719,243)		4,719,243
Total Investments 112.9% (Cost $76,387,218)		90,698,472
Liabilities Less Other Assets (12.9)%		(10,355,966)

Net Assets 100.0%		$80,342,506

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of December 31, 2010.

ADR	American Depositary Receipt
2     SCHEDULE OF INVESTMENTS

ICON Information Technology Fund
Industry Composition
December 31, 2010 (Unaudited)

Computer Hardware	18.0%
IT Consulting & Other Services	17.0%
Data Processing & Outsourced Services	9.9%
Systems Software	9.5%
Communications Equipment	9.3%
Semiconductors	7.8%
Internet Software & Services	7.7%
Technology Distributors	6.3%
Semiconductor Equipment	4.1%
Electronic Components	2.7%
Computer Storage & Peripherals	2.1%
Electronic Equipment & Instruments	1.1%

95.5%

1     Percentages are based upon common stocks as a percentage of net assets.

ICON Information Technology Fund
Sector Composition
December 31, 2010 (Unaudited)

Information Technology	95.5%

95.5%

2     Percentages are based upon common stocks as a percentage of net assets.

ICON MATERIALS FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (93.6%)
25,000	A Schulman, Inc.	$572,250
25,000	Air Products & Chemicals, Inc.(a)	2,273,750
140,000	Alcoa, Inc.(a)	2,154,600
30,000	ArcelorMittal(a)	1,143,900
25,000	Archer-Daniels-Midland Co.	752,000
15,000	Ashland, Inc.	762,900
10,000	Barrick Gold Corp.	531,800
7,000	CF Industries Holdings, Inc.(a)	946,050
25,000	Cliffs Natural Resources, Inc.	1,950,250
10,000	CSX Corp.	646,100
200,000	Dow Chemical Co.(a)	6,828,000
160,000	E.I. du Pont de Nemours & Co.(a)	7,980,800
65,000	Ecolab, Inc.	3,277,300
90,000	Freeport-McMoRan Copper & Gold, Inc.	10,808,100
55,000	Gold Fields Ltd., ADR	997,150
100,000	Kinross Gold Corp.	1,896,000
29,400	Lubrizol Corp.(a)	3,142,272
15,000	Methanex Corp.	456,000
110,000	Monsanto Co.(a)	7,660,400
90,000	Navios Maritime Holdings, Inc.	475,200
10,000	NewMarket Corp.(a)	1,233,700
150,000	Newmont Mining Corp.	9,214,500
10,000	Norfolk Southern Corp.	628,200
50,000	Nucor Corp.(a)	2,191,000
35,000	Olin Corp.(a)	718,200
50,000	Packaging Corp. of America(a)	1,292,000
6,000	POSCO, ADR	646,140
7,500	Potash Corp. of Saskatchewan, Inc.	1,161,225
40,000	Praxair, Inc.	3,818,800
45,000	Reliance Steel & Aluminum Co.	2,299,500
13,600	Rio Tinto PLC, ADR	974,576
100,000	RPM International, Inc.	2,210,000
30,000	Sonoco Products Co.	1,010,100
125,000	Steel Dynamics, Inc.(a)	2,287,500
1       SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

10,000	Union Pacific Corp.	$926,600
15,000	Vale S.A., ADR(a)	518,550
60,000	Valspar Corp.	2,068,800

Total Common Stocks (Cost $64,865,577)		88,454,213
Collateral for Securities on Loan (18.4%)
17,369,781	State Street Navigator Prime Portfolio	17,369,781

Total Collateral for Securities on Loan (Cost $17,369,781)		17,369,781
Short-Term Investments (6.2%)
$5,834,824	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/03/11	5,834,824

Total Short-Term Investments (Cost $5,834,824)		5,834,824
Total Investments 118.2% (Cost $88,070,182)		111,658,818
Liabilities Less Other Assets (18.2)%		(17,223,475)

Net Assets 100.0%		$94,435,343

The accompanying notes are an integral part of the schedule of investments.

(a)	All or a portion of the security was on loan as of December 31, 2010.

ADR	American Depositary Receipt
2       SCHEDULE OF INVESTMENTS

ICON Materials Fund
Industry Composition
December 31, 2010 (Unaudited)

Diversified Chemicals	17.2%
Gold	13.4%
Specialty Chemicals	13.2%
Diversified Metals & Mining	12.5%
Steel	11.7%
Fertilizers & Agricultural Chemicals	10.3%
Industrial Gases	6.5%
Paper Packaging	2.4%
Railroads	2.3%
Aluminum	2.3%
Other Industries (each less than 1%)	1.8%

93.6%

1       Percentages are based upon common stocks as a percentage of net assets.

ICON Materials Fund
Sector Composition
December 31, 2010 (Unaudited)

Materials	90.0%
Industrials	2.8%
Consumer Staples	0.8%

93.6%

2       Percentages are based upon common stocks as a percentage of net assets.

ICON TELECOMMUNICATION & UTILITIES FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (98.5%)
34,800	AES Corp.†	$423,864
5,700	AGL Resources, Inc.	204,345
12,100	Allegheny Energy, Inc.	293,304
7,500	America Movil S.A.B. de C.V., Series L, ADR	430,050
18,700	American Electric Power Co., Inc.	672,826
500	Apple, Inc.†	161,280
3,000	Aqua America, Inc.	67,440
168,500	AT&T, Inc.	4,950,530
9,800	Atmos Energy Corp.	305,760
27,800	Avista Corp.	626,056
8,900	BCE, Inc.	315,594
4,000	Comcast Corp., Class A	87,880
18,600	Consolidated Edison, Inc.	922,002
5,000	Constellation Energy Group, Inc.	153,150
25,500	Dominion Resources, Inc. of Virginia	1,089,360
18,700	DPL, Inc.	480,777
2,800	DTE Energy Co.	126,896
18,700	Empire District Electric Co.	415,140
5,600	Entergy Corp.	396,648
5,900	Exelon Corp.	245,676
27,100	FirstEnergy Corp.	1,003,242
12,500	France Telecom S.A., ADR	263,500
2,800	Integrys Energy Group, Inc.	135,828
7,300	MDU Resources Group, Inc.	147,971
10,300	NextEra Energy, Inc.	535,497
7,000	NSTAR	295,330
4,300	Partner Communications Co., Ltd., ADR	87,376
18,600	PG&E Corp.	889,824
3,600	Pinnacle West Capital Corp.	149,220
28,000	Portland General Electric Co.	607,600
37,300	PPL Corp.	981,736
18,700	Progress Energy, Inc.	813,076
7,000	Public Service Enterprise Group, Inc.	222,670
10,200	Rogers Communications, Inc., Class B	353,226
1       SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

2,800	RWE AG, ADR	$185,892
23,200	SCANA Corp.	941,920
8,400	Sempra Energy	440,832
19,900	SK Telecom Co., Ltd., ADR	370,737
43,800	Southern Co.	1,674,474
5,000	Telenor ASA, ADR	244,500
17,700	UGI Corp.	558,966
4,600	Veolia Environnement S.A., ADR	135,056
91,600	Verizon Communications, Inc.	3,277,448
2,700	WGL Holdings, Inc.	96,579
4,000	Wisconsin Energy Corp.	235,440
46,400	Xcel Energy, Inc.	1,092,720

Total Common Stocks (Cost $25,609,312)		28,109,238
Total Investments 98.5% (Cost $25,609,312)		28,109,238
Other Assets Less Liabilities 1.5%		438,020

Net Assets 100.0%		$28,547,258

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

ADR	American Depositary Receipt
2       SCHEDULE OF INVESTMENTS

ICON Telecommunication & Utilities Fund
Industry Composition
December 31, 2010 (Unaudited)

Integrated Telecommunication Services	31.7%
Electric Utilities	29.0%
Multi-Utilities	26.2%
Wireless Telecommunication Services	4.4%
Gas Utilities	4.1%
Independent Power Producers & Energy Traders	2.0%
Other Industries (each less than 1%)	1.1%

98.5%

1       Percentages are based upon common stocks as a percentage of net assets.

ICON Telecommunication & Utilities Fund
Sector Composition
December 31, 2010 (Unaudited)

Telecommunication & Utilities	97.6%
Information Technology	0.6%
Consumer Discretionary	0.3%

98.5%

2       Percentages are based upon common stocks as a percentage of net assets.

ICON ASIA-PACIFIC REGION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (95.7%)
214,000	Agile Property Holdings, Ltd.	$316,209
648,000	Agricultural Bank of China, Ltd., Class H†	324,175
20,200	Aisin Seiki Co., Ltd.	711,777
364,000	Alliance Financial Group Bhd.	358,864
245,000	Anta Sports Products, Ltd.	392,463
324,000	Apollo Tyres, Ltd.	485,154
62,100	Australia & New Zealand Banking Group, Ltd.	1,483,265
397,000	Axiata Group Bhd.†	610,810
620,000	Bank Danamon Indonesia Tbk PT	391,193
1,144,000	Bank of Ayudhya PCL	975,737
1,083,500	Bank of China, Ltd., Class H	572,589
29,300	Bank of India	297,404
183,000	Bank Rakyat Indonesia Persero Tbk PT	212,872
42,700	BHP Billiton, Ltd.	1,985,598
28,000	Busan Bank†	352,956
15,600	Canon, Inc.(a)	801,298
650,000	Chaoda Modern Agriculture Holdings, Ltd.	489,118
1,434,870	China Construction Bank Corp., Class H	1,290,957
625,000	China Petroleum & Chemical Corp., Class H	597,992
839,000	China Railway Group, Ltd., Class H	605,248
79,000	China Yurun Food Group, Ltd.	260,916
3,470	CJ CheilJedang Corp.†	663,064
10,850	Daelim Industrial Co., Ltd.†	1,122,333
117,800	Dah Sing Financial Group, Ltd.	768,652
67,000	DBS Group Holdings, Ltd.	747,824
3,100	Doosan Corp.	419,583
40,200	Doosan Infracore Co., Ltd.†	989,167
121,817	Esprit Holdings, Ltd.	577,905
10,600	FamilyMart Co., Ltd.	398,799
2,100	Fast Retailing Co., Ltd.	333,105
158,000	Fisher & Paykel Healthcare Corp., Ltd.	383,078
84,000	FUJITSU, Ltd.(a)	581,981
1,722,000	Guangdong Investment, Ltd.	894,264
240,000	Guangzhou Automobile Group Co., Ltd., Class H	332,235
1       SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

25,700	Hana Financial Group, Inc.	$978,123
14,200	Hanwha Corp.†	583,354
30,200	HCL Technologies, Ltd.	307,209
57,000	Hengan International Group Co., Ltd.	491,452
214,000	Hitachi, Ltd.	1,136,162
24,200	Honda Motor Co., Ltd.(a)	955,145
138,500	Housing Development & Infrastructure, Ltd.†	602,414
32,100	Hoya Corp.	776,152
4,000	Hyosung Corp.†	372,905
132,000	ITOCHU Corp.	1,329,998
142,800	IVRCL Infrastructures & Projects, Ltd.	411,455
99,000	Kingboard Chemical Holdings, Ltd.	592,737
13,500	Kintetsu World Express, Inc.	384,309
17,000	Komatsu, Ltd.	511,646
11,000	Korea Electric Power Corp.†	292,671
7,400	Korea Gas Corp.†	315,834
41,000	Korea Life Insurance Co., Ltd.	286,594
26,000	Korean Reinsurance Co.	269,949
11,000	LG Display Co., Ltd.†	384,675
35,000	LG Fashion Corp.†	965,245
4,150	LG Innotek Co., Ltd.†	488,731
7,730	LS Corp.†	724,535
86,000	Lupin, Ltd.	926,091
1,800	MegaStudy Co., Ltd.†	278,671
106,100	Meritz Fire & Marine Insurance Co., Ltd.	813,312
180,000	Metropolitan Bank & Trust	294,419
111,000	Minebea Co., Ltd.	696,324
35,000	Mitsubishi Electric Corp.(a)	365,724
58,400	Mitsui & Co., Ltd.	960,908
328,000	Mitsui Engineering & Shipbuilding Co., Ltd.	864,844
222,000	MobileOne, Ltd.	407,031
52,400	National Australia Bank, Ltd.	1,271,305
39,000	NHK Spring Co., Ltd.	422,700
3,000	NHN Corp.†	598,858
80,000	Nippon Express Co., Ltd.	359,271
2,800	Nitori Holdings Co., Ltd.(a)	244,676
12,300	Nitto Denko Corp.	576,879
201,000	Noble Group, Ltd.(a)	339,737
1,900	OCI Co., Ltd.†	551,330
4,800	Otsuka Corp.(a)	326,602
2       SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

49,000	Oversea-Chinese Banking Corp., Ltd.	$377,249
590,000	PetroChina Co., Ltd., Class H	771,868
144,000	Ports Design, Ltd.	397,326
2,405	POSCO	1,027,393
734,000	Pruksa Real Estate PCL	449,841
116,000	PTT Exploration & Production PCL	645,636
42,400	PTT PCL	449,399
13,000	Reliance Industries, Ltd.	307,544
40,500	Reliance Infrastructure, Ltd.	765,250
2,258,000	Renhe Commercial Holdings Co., Ltd.	391,898
8,800	Rio Tinto, Ltd.	770,590
1,357	Samsung Electronics Co., Ltd.	1,133,279
54,500	Sesa Goa, Ltd.	400,881
1,350,000	Shenzhen Expressway Co., Ltd., Class H	800,332
5,600	Shin-Etsu Chemical Co., Ltd.	301,821
17,400	Shinhan Financial Group Co., Ltd.†	809,083
280,000	Singapore Post, Ltd.	257,262
132,000	Singapore Technologies Engineering, Ltd.	351,732
6,700	SK C&C Co., Ltd.†	513,921
7,200	SK Holdings Co., Ltd.†	884,467
166,000	Sterlite Industries India, Ltd.	690,313
108,000	Sumitomo Chemical Co., Ltd.(a)	530,172
24,000	Sumitomo Electric Industries, Ltd.	331,660
40,000	Sumitomo Rubber Industries, Ltd.(a)	416,058
56,000	Sumitomo Trust & Banking Co., Ltd.(a)	350,820
152,361	Taiwan Mobile Co., Ltd.	364,107
14,000	Tata Motors, Ltd.	408,102
570,000	Techtronic Industries Co.	743,297
351,000	Tenaga Nasional Bhd.	952,930
14,000	Tencent Holdings, Ltd.	307,711
13,700	Terumo Corp.	768,396
322,000	Thai Union Frozen Products PCL	560,189
24,300	Tokio Marine Holdings, Inc.	721,891
69,000	Tokyo Gas Co., Ltd.	305,550
39,000	Toyota Motor Corp.	1,535,369
37,400	Union Bank of India	291,728
100,000	United Phosphorus, Ltd.	387,467
3,300	USS Co., Ltd.	269,295
190,000	Venture Corp., Ltd.	1,374,006
21,000	Wing Hang Bank, Ltd.	290,278
3       SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

225,972	Wistron Corp.	$460,203
46,400	Woori Finance Holdings Co., Ltd.†	632,224
550	Yahoo! Japan Corp.(a)	212,590

Total Common Stocks (Cost $57,626,612)		69,899,690
Right (0.0%)
18,834	Metropolitan Bank & Trust, 1/14/10	—

Total Rights (Cost $0)		—
Collateral for Securities on Loan (6.2%)
4,546,958	State Street Navigator Prime Portfolio	4,546,958

Total Collateral for Securities on Loan (Cost $4,546,958)		4,546,958
Short-Term Investment (1.9%)
$1,392,518	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/03/11	1,392,518

Total Short-Term Investments (Cost $1,392,518)		1,392,518
Total Investments 103.8%* (Cost $63,566,088)		75,839,166
Liabilities Less Other Assets (3.8)%		(2,801,142)

Net Assets 100.0%		$73,038,024

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

*	The value of foreign securities fair valued (Note 2) as of December 31, 2010 was 95.2% of net assets.

(a)	All or a portion of the security was on loan as of December 31, 2010.
4       SCHEDULE OF INVESTMENTS

ICON Asia-Pacific Region Fund
Industry Composition
December 31, 2010 (Unaudited)

Diversified Banks	17.4%
Diversified Metals & Mining	4.7%
Automobile Manufacturers	3.9%
Trading Companies & Distributors	3.6%
Electronic Components	3.1%
Construction & Engineering	2.9%
Electric Utilities	2.8%
Integrated Oil & Gas	2.5%
Construction & Farm Machinery & Heavy Trucks	2.4%
Apparel, Accessories & Luxury Goods	2.4%
Industrial Machinery	2.3%
Property & Casualty Insurance	2.1%
Packaged Foods & Meats	2.0%
Steel	2.0%
Wireless Telecommunication Services	1.9%
Electronic Manufacturing Services	1.9%
Real Estate Development	1.9%
Industrial Conglomerates	1.8%
Health Care Equipment	1.6%
IT Consulting & Other Services	1.6%
Electronic Equipment & Instruments	1.6%
Auto Parts & Equipment	1.6%
Semiconductors	1.5%
Internet Software & Services	1.5%
Diversified Chemicals	1.5%
Electrical Components & Equipment	1.4%
Computer Hardware	1.4%
Commodity Chemicals	1.3%
Pharmaceuticals	1.3%
Apparel Retail	1.2%
Tires & Rubber	1.2%
Water Utilities	1.2%
Specialty Chemicals	1.2%
Office Electronics	1.1%
Highways & Railtracks	1.1%
Household Appliances	1.0%
Other Industries (each less than 1%)	9.8%

95.7%

1     Percentages are based upon common stocks as a percentage of net assets.

ICON Asia-Pacific Region Fund
Sector Composition
December 31, 2010 (Unaudited)

Financial	23.2%
Industrials	18.0%
Information Technology	13.7%
Consumer Discretionary	12.4%
Materials	11.2%
Telecommunication & Utilities	6.7%
Consumer Staples	3.9%
Energy	3.8%
Health Care	2.8%

95.7%

2     Percentages are based upon common stocks as a percentage of net assets.

ICON Asia-Pacific Region Fund
Country Composition
December 31, 2010 (Unaudited)

Japan	25.3%
South Korea	22.5%
China	10.2%
India	8.6%
Australia	7.6%
Hong Kong	7.0%
Singapore	4.8%
Thailand	4.2%
Malaysia	2.7%
Taiwan	1.1%
Indonesia	0.8%
New Zealand	0.5%
Philippines	0.4%

95.7%

3     Percentages are based upon common stocks as a percentage of net assets.

ICON EUROPE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (91.2%)
25,500	ABB, Ltd.†	$569,361
5,800	Adidas AG	377,282
7,700	Anheuser-Busch InBev NV	439,969
24,000	ArcelorMittal	913,354
314,100	Asya Katilim Bankasi A/S	576,739
19,600	AXA S.A.	326,248
27,100	Banca Popolare di Milano Scarl	94,976
41,700	Banco Santander S.A.	444,345
6,200	BASF SE	494,775
3,900	Bauer AG	182,299
3,130	Bayer AG	232,017
27,900	BHP Billiton PLC	1,122,470
8,028	BNP Paribas	511,272
11,000	Carlsberg A/S, Class B	1,104,129
3,300	Casino Guichard Perrachon S.A.	321,992
14,014	Cie de St-Gobain	721,794
9,334	Cie Generale des Etablissements Michelin, Class B	670,042
18,000	CNP Assurances	324,881
6,200	Credit Suisse Group AG	249,704
4,700	Deutsche Bank AG	245,789
41,400	Deutsche Post AG	702,355
53,200	Diageo PLC	985,695
283,000	Dixons Retail PLC†	101,549
46,100	DSV A/S	1,021,894
12,900	Electrolux AB, Series B	366,073
16,000	Eurasian Natural Resources Corp. PLC	263,112
33,300	GEA Group AG	962,311
3,582	Gerry Weber International AG	177,160
17,000	Hennes & Mauritz AB, Class B	566,186
141,900	HSBC Holdings PLC	1,450,242
51,000	Husqvarna AB, Class B	426,148
35,000	ING Groep NV†	341,449
67,000	Intesa Sanpaolo SpA	182,148
4,100	K+S AG	309,024
1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

5,000	KBC Groep NV†	$170,363
108,000	KOC Holding A/S	524,360
7,800	Koninklijke Philips Electronics NV	239,126
3,400	Kuehne + Nagel International AG	473,037
154,000	Legal & General Group PLC	233,240
23,100	Logitech International S.A.† (a)	439,246
6,000	LUKOIL OAO, ADR(a)	343,320
38,000	Marks & Spencer Group PLC	219,128
1,800	Mayr Melnhof Karton AG	209,748
3,800	Metro AG	274,270
3,700	MTU Aero Engines Holding AG	249,816
1,150	Muenchener Rueckversicherungs Gesellschaft AG	174,172
27,300	Nestle S.A.	1,599,334
11,900	Novartis AG	700,500
2,000	Nutreco NV	151,900
21,100	Omega Pharma	1,012,710
47,500	Praktiker Bau- und Heimwerkermaerkte Holding AG	504,404
236,000	Rentokil Initial PLC†	357,414
50,000	Rexam PLC	259,669
5,560	Roche Holding AG	815,056
34,000	Royal Dutch Shell PLC, Class B	1,125,901
6,300	Safran S.A.	223,324
4,700	SAP AG	239,711
900	Schneider Electric S.A.	134,941
15,300	Serco Group PLC	132,820
13,700	Siemens AG	1,697,071
535	Sika AG	1,174,451
5,194	Societe Generale	279,471
478,000	Sonae	498,052
19,500	Statoil ASA	464,452
20,000	Svenska Cellulosa AB, Class B	315,777
27,700	Takkt AG	399,767
166,000	Tekfen Holding A/S	691,073
65,200	Telenor ASA	1,062,456
9,400	Temenos Group AG† (a)	390,787
93,000	Tesco PLC	616,688
18,600	Total S.A.	990,676
128,000	Turk Hava Yollari†	446,267
115,000	Turk Sise ve Cam Fabrikalari A/S†	201,774
21,800	Unilever NV	680,103
2      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

8,098	Vallourec S.A.	$851,409
17,600	Vedanta Resources PLC	694,350
298,700	Vodafone Group PLC	784,133
33,600	YIT Oyj	839,597

Total Common Stocks (Cost $37,041,832)		41,664,648
Collateral for Securities on Loan (2.0%)
896,529	State Street Navigator Prime Portfolio	896,529

Total Collateral for Securities on Loan (Cost $896,529)		896,529
Short-Term Investment (5.3%)
$2,437,255	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/03/11	2,437,255

Total Short-Term Investments (Cost $2,437,255)		2,437,255
Total Investments 98.5%* (Cost $40,375,616)		44,998,432
Other Assets Less Liabilities 1.5%		689,586

Net Assets 100.0%		$45,688,018

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

*	The value of foreign securities fair valued (Note 2) as of December 31, 2010 was 89.6% of net assets.

(a)	All or a portion of the security was on loan as of December 31, 2010.

ADR	American Depositary Receipt
3      SCHEDULE OF INVESTMENTS

ICON Europe Fund
Industry Composition
December 31, 2010 (Unaudited)

Diversified Banks	8.1%
Industrial Conglomerates	6.5%
Integrated Oil & Gas	6.4%
Packaged Foods & Meats	5.0%
Diversified Metals & Mining	4.6%
Industrial Machinery	4.0%
Pharmaceuticals	3.8%
Construction & Engineering	3.7%
Brewers	3.4%
Specialty Chemicals	2.6%
Integrated Telecommunication Services	2.3%
Trucking	2.2%
Health Care Supplies	2.2%
Distillers & Vintners	2.2%
Food Retail	2.1%
Steel	2.0%
Household Appliances	1.7%
Wireless Telecommunication Services	1.7%
Building Products	1.6%
Air Freight & Logistics	1.5%
Tires & Rubber	1.5%
Application Software	1.4%
Heavy Electrical Equipment	1.2%
Apparel Retail	1.2%
Life & Health Insurance	1.2%
Apparel, Accessories & Luxury Goods	1.2%
Home Improvement Retail	1.1%
Diversified Capital Markets	1.1%
Diversified Chemicals	1.1%
Environmental & Facilities Services	1.1%
Aerospace & Defense	1.0%
Marine	1.0%
Airlines	1.0%
Computer Storage & Peripherals	1.0%
Other Industries (each less than 1%)	7.5%

91.2%

1       Percentages are based upon common stocks as a percentage of net assets.

ICON Europe Fund
Sector Composition
December 31, 2010 (Unaudited)

Industrials	25.2%
Consumer Staples	13.5%
Materials	12.6%
Financial	12.3%
Consumer Discretionary	8.8%
Energy	6.4%
Health Care	6.0%
Telecommunication & Utilities	4.1%
Information Technology	2.3%

91.2%

2       Percentages are based upon common stocks as a percentage of net assets.

ICON Europe Fund
Country Composition
December 31, 2010 (Unaudited)

United Kingdom	18.3%
Germany	15.8%
Switzerland	14.0%
France	11.7%
Turkey	5.3%
Denmark	4.7%
Sweden	3.7%
Belgium	3.6%
Norway	3.3%
Netherlands	3.1%
Luxembourg	2.0%
Finland	1.8%
Portugal	1.1%
Spain	1.0%
Russia	0.7%
Italy	0.6%
Austria	0.5%

91.2%

3       Percentages are based upon common stocks as a percentage of net assets.

ICON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (84.7%)
727,000	Agricultural Bank of China, Ltd., Class H†	$363,696
9,100	Anheuser-Busch InBev NV	519,963
304,000	Anta Sports Products, Ltd.	486,974
557,000	Apollo Tyres, Ltd.	834,045
358,000	Asya Katilim Bankasi A/S	657,347
17,800	AXA S.A.	296,287
30,000	Banco Santander S.A.	319,672
1,853,500	Bank of China, Ltd., Class H	979,505
16,000	Bank of Nova Scotia	918,837
24,400	Barrick Gold Corp.	1,303,558
6,700	BASF SE	534,676
24,600	BHP Billiton, Ltd.	1,143,928
16,719	BNP Paribas	1,064,768
13,100	Carlsberg A/S, Class B	1,314,918
1,468,000	Chaoda Modern Agriculture Holdings, Ltd.	1,104,655
608,000	China BlueChemical, Ltd., Class H	439,420
1,055,020	China Construction Bank Corp., Class H	949,205
773,000	China Green Holdings, Ltd.	755,457
406,000	China Minsheng Banking Corp. Ltd., Class H	348,109
52,000	China Mobile, Ltd.	515,907
1,790,000	China Petroleum & Chemical Corp., Class H	1,712,650
1,470,000	China Water Affairs Group, Ltd.	584,161
108,000	China Yurun Food Group, Ltd.	356,695
39,700	Cia Siderurgica Nacional S.A.	637,831
9,800	Cie de St-Gobain	504,751
10,400	Cie Generale des Etablissements Michelin, Class B	746,565
3,600	CJ CheilJedang Corp.†	687,906
16,800	CNP Assurances	303,222
7,500	Daelim Industrial Co., Ltd.†	775,806
41,300	Deutsche Post AG	700,658
90,200	Diageo PLC	1,671,235
62,800	DSV A/S	1,392,081
11,000	Electrolux AB, Series B	312,155
200,299	Esprit Holdings, Ltd.	950,227
1       SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

17,000	FUJIFILM Holdings Corp.	$612,317
160,000	Gafisa S.A.	1,160,482
59,500	GEA Group AG	1,719,444
21,500	Goldcorp, Inc.	992,075
5,262,000	Guangdong Investment, Ltd.	2,732,647
28,000	Hana Financial Group, Inc.	1,065,659
412,000	Hidili Industry International Development, Ltd.	346,378
173,000	Hitachi, Ltd.	918,486
148,000	Housing Development & Infrastructure, Ltd.†	643,734
22,000	Hoya Corp.(a)	531,942
153,400	HSBC Holdings PLC	1,567,774
63,600	IAMGOLD Corp.	1,135,372
90,100	Industrial Bank of Korea†	1,484,103
192,000	IVRCL Infrastructures & Projects, Ltd.	553,217
11,000	KB Financial Group, Inc.†	578,538
58,300	Kinross Gold Corp.(a)	1,108,773
191,800	KOC Holding A/S	931,225
12,000	Komatsu, Ltd.	361,162
104,000	Korea Life Insurance Co., Ltd.	726,970
72,000	Korean Reinsurance Co.	747,551
89,000	LG Fashion Corp.†	2,454,481
7,400	LG Innotek Co., Ltd.†	871,473
7,100	Loblaw Cos., Ltd.(a)	288,270
75,000	Marfrig Alimentos S.A.	700,301
117,000	Mitsui & Co., Ltd.	1,925,106
157,000	Nagarjuna Construction Co.	494,848
29,000	Nestle S.A.	1,698,926
15,900	Nexen, Inc.	364,598
686,181	Noble Group, Ltd.(a)	1,159,806
32,500	Omega Pharma	1,559,861
4,040	POSCO	1,725,849
870,000	Pruksa Real Estate PCL	533,191
47,900	Reliance Infrastructure, Ltd.	905,074
4,740,000	Renhe Commercial Holdings Co., Ltd.	822,674
5,900	Roche Holding AG	864,897
39,500	Royal Dutch Shell PLC, Class B	1,308,032
13,800	Safran S.A.	489,185
875	Samsung Electronics Co., Ltd.	730,744
17,000	SAP AG	867,039
21,000	Siemens AG	2,601,349
2       SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

680	Sika AG	$1,492,760
12,900	SK C&C Co., Ltd.†	989,489
9,700	SK Holdings Co., Ltd.†	1,191,573
646,000	Skyworth Digital Holdings, Ltd.	382,737
14,983	Societe Generale	806,182
22,000	Statoil ASA	523,997
293,000	Sterlite Industries India, Ltd.	1,218,445
28,000	Sumitomo Electric Industries, Ltd.	386,937
137,000	Sumitomo Heavy Industries, Ltd.	876,296
53,000	Tata Motors, Ltd.	1,544,957
1,657,000	Techtronic Industries Co.	2,160,778
231,800	Tekfen Holding A/S	965,005
60,000	Telenor ASA	977,720
9,300	Temenos Group AG† (a)	386,629
154,000	Tenaga Nasional Bhd.	418,095
124,600	Tesco PLC	826,229
25,000	Teva Pharmaceutical Industries, Ltd., ADR	1,303,250
382,000	Thai Union Frozen Products PCL	664,573
24,800	Toronto-Dominion Bank(a)	1,851,956
22,555	Total S.A.	1,201,328
217,000	Turk Hava Yollari†	756,562
218,000	Turk Sise ve Cam Fabrikalari A/S†	382,494
10,470	Vallourec S.A.	1,100,797
21,400	Vedanta Resources PLC	844,266
272,000	Vodafone Group PLC	714,042
81,200	Woori Finance Holdings Co., Ltd.†	1,106,391
38,300	YIT Oyj	957,041

Total Common Stocks (Cost $83,681,932)		94,500,952
Preferred Stocks (5.9%)
62,340	Banco Bradesco S.A.	1,226,145
184,000	Investimentos Itau S.A.	1,463,133
139,000	Petroleo Brasileiro S.A.	2,285,126
52,700	Vale S.A.	1,539,729

Total Preferred Stocks (Cost $5,315,067)		6,514,133
Collateral for Securities on Loan (3.4%)
3,790,268	State Street Navigator Prime Portfolio	3,790,268

Total Collateral for Securities on Loan (Cost $3,790,268)		3,790,268
3       SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

Short-Term Investment (7.1%)
$7,943,918	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/03/11	$7,943,918

Total Short-Term Investments (Cost $7,943,918)		7,943,918
Total Investments 101.1%* (Cost $100,731,185)		112,749,271
Liabilities Less Other Assets (1.1)%		(1,204,870)

Net Assets 100.0%		$111,544,401

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

*	The value of foreign securities fair valued (Note 2) as of December 31, 2010 was 74.2% of net assets.

(a)	All or a portion of the security was on loan as of December 31, 2010.

ADR	American Depositary Receipt
4       SCHEDULE OF INVESTMENTS

ICON International Equity Fund
Industry Composition
as of December 31, 2010 (Unaudited)

Diversified Banks	15.0%
Integrated Oil & Gas	6.3%
Industrial Conglomerates	4.2%
Gold	4.1%
Packaged Foods & Meats	3.7%
Steel	3.5%
Construction & Engineering	3.4%
Industrial Machinery	3.3%
Diversified Metals & Mining	3.2%
Water Utilities	3.0%
Trading Companies & Distributors	2.8%
Apparel, Accessories & Luxury Goods	2.6%
Household Appliances	2.2%
Pharmaceuticals	1.9%
Construction & Farm Machinery & Heavy Trucks	1.7%
Agricultural Products	1.7%
Brewers	1.6%
Distillers & Vintners	1.5%
Tires & Rubber	1.4%
Health Care Supplies	1.4%
Electronic Equipment & Instruments	1.4%
Specialty Chemicals	1.3%
Electronic Components	1.3%
Trucking	1.3%
Electric Utilities	1.2%
Application Software	1.1%
Wireless Telecommunication Services	1.1%
Real Estate Development	1.1%
Homebuilding	1.0%
Food Retail	1.0%
Other Industries (each less than 1%)	10.3%

90.6%

1       Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON International Equity Fund
Sector Composition
as of December 31, 2010

Industrials	19.2%
Financial	18.7%
Materials	13.0%
Consumer Staples	9.5%
Consumer Discretionary	8.9%
Energy	6.6%
Telecommunication & Utilities	6.1%
Information Technology	5.3%
Health Care	3.3%

90.6%

2       Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON International Equity Fund
Country Composition
as of December 31, 2010

South Korea	13.6%
Hong Kong	9.3%
Brazil	8.1%
Canada	7.1%
China	6.1%
France	5.8%
Germany	5.8%
India	5.5%
United Kingdom	5.0%
Japan	5.0%
Switzerland	4.0%
Turkey	3.3%
Denmark	2.4%
Belgium	1.9%
Norway	1.3%
Netherlands	1.2%
Israel	1.2%
Thailand	1.1%
Australia	1.0%
Finland	0.9%
Malaysia	0.4%
Spain	0.3%
Sweden	0.3%

90.6%

3       Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON BOND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (UNAUDITED)

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

Corporate Bonds (84.0%)
$1,000,000	Abbott Laboratories(a)	4.13%	05/27/20	$1,016,731
220,000	ACE INA Holdings, Inc.	8.88%	08/15/29	280,800
1,100,000	AES Corp.	7.75%	10/15/15	1,174,250
1,000,000	Alcoa, Inc.(a)	6.75%	07/15/18	1,089,592
950,000	Alcoa, Inc.	5.72%	02/23/19	963,483
1,000,000	Allied Waste North America, Inc.	6.88%	06/01/17	1,100,000
2,000,000	Ally Financial, Inc.	6.88%	09/15/11	2,055,000
2,000,000	Ally Financial, Inc.	6.00%	12/15/11	2,050,000
2,000,000	Ally Financial, Inc.(a)	6.75%	12/01/14	2,095,622
1,000,000	Altria Group, Inc.(a)	7.75%	02/06/14	1,149,598
1,000,000	Ameren Energy Generating Co.(a)	7.00%	04/15/18	985,733
1,440,000	American Express Bank FSB(b)	0.56%	06/12/17	1,311,278
1,000,000	American Express Co.	7.00%	03/19/18	1,164,773
250,000	American General Finance Corp.(a)	5.20%	12/15/11	242,813
400,000	American International Group, Inc.	5.38%	10/18/11	411,295
900,000	American International Group, Inc.(a)	4.25%	05/15/13	931,363
900,000	American International Group, Inc.	8.25%	08/15/18	1,036,859
650,000	Arizona Public Service Co.	6.38%	10/15/11	676,894
1,000,000	Associated Banc Corp.(a)	6.75%	08/15/11	1,016,693
500,000	AutoZone, Inc.	4.38%	06/01/13	522,016
800,000	Avnet, Inc.	6.00%	09/01/15	855,702
250,000	Bank of America Corp.	5.42%	03/15/17	247,738
950,000	Bank of America NA(b)	0.60%	06/15/17	824,561
1,000,000	BB&T Corp.(a)	5.25%	11/01/19	1,035,848
1,000,000	Bear Sterns Cos. LLC(b)	1.01%	10/28/14	998,257
950,000	Bear Sterns Cos. LLC(b)	0.67%	11/21/16	896,035
401,000	Bill Barrett Corp.	9.88%	07/15/16	440,098
1,000,000	Boston Scientific Corp.(a)	4.50%	01/15/15	1,021,019
950,000	Citigroup, Inc.	6.00%	08/15/17	1,030,462
1,000,000	Citigroup, Inc.	6.13%	05/15/18	1,095,527
1,000,000	Cliffs Natural Resources, Inc.	4.80%	10/01/20	977,109
400,000	Comcast Cable Communications LLC	8.88%	05/01/17	499,746
500,000	Comcast Cable Holdings LLC	9.80%	02/01/12	544,216
1,000,000	Commercial Metals Co.(a)	7.35%	08/15/18	1,017,419
1       SCHEDULE OF INVESTMENTS

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

$1,000,000	Computer Sciences Corp.	6.50%	03/15/18	$1,088,716
500,000	Consolidated Edison Co. of New York, Inc.(a)	5.55%	04/01/14	549,911
1,000,000	Constellation Energy Group, Inc.	4.55%	06/15/15	1,037,387
603,011	Continental Airlines Pass Through Trust, Series 2003, Class ERJ1	7.88%	01/02/20	590,951
1,000,000	Coventry Health Care, Inc.	5.88%	01/15/12	1,034,968
1,000,000	Coventry Health Care, Inc.	6.13%	01/15/15	1,041,281
114,000	Cox Communications, Inc.	7.63%	06/15/25	141,034
1,100,000	CSX Corp.	7.38%	02/01/19	1,326,860
950,000	CVS Caremark Corp.	4.75%	05/18/20	986,343
450,000	Dean Foods Co.	6.90%	10/15/17	390,375
950,000	Delphi Financial Group, Inc.	7.88%	01/31/20	1,014,893
1,000,000	Delta Air Lines, Inc., Series 2001, Class 1B	7.71%	03/18/13	1,025,000
500,000	Denbury Resources, Inc.	9.75%	03/01/16	557,500
31,000	Dillard’s, Inc.	9.13%	08/01/11	32,163
210,000	Dillard’s, Inc.	7.85%	10/01/12	223,913
1,000,000	Dow Chemical Co.	5.70%	05/15/18	1,081,728
450,000	Exelon Generation Co. LLC	5.35%	01/15/14	487,157
750,000	Exelon Generation Co. LLC	6.20%	10/01/17	839,381
23,000	FirstEnergy Corp., Series B	6.45%	11/15/11	23,936
950,000	Fiserv, Inc.(a)	4.63%	10/01/20	922,721
201,000	Ford Motor Credit Co. LLC(a) (b)	5.55%	06/15/11	204,015
1,000,000	Ford Motor Credit Co. LLC	7.25%	10/25/11	1,033,546
1,000,000	Ford Motor Credit Co. LLC(a) (b)	3.04%	01/13/12	1,008,800
1,000,000	Ford Motor Credit Co. LLC	7.50%	08/01/12	1,063,209
1,000,000	Ford Motor Credit Co. LLC	5.63%	09/15/15	1,035,481
750,000	Fortune Brands, Inc.(a)	4.88%	12/01/13	783,636
500,000	Freeport-McMoRan Copper & Gold, Inc.	8.25%	04/01/15	526,875
600,000	Freeport-McMoRan Copper & Gold, Inc.	8.38%	04/01/17	663,750
1,000,000	Frontier Communications Corp.(a)	8.13%	10/01/18	1,097,500
500,000	General Electric Capital Corp.(a)	4.75%	09/15/14	534,617
1,000,000	General Electric Capital Corp.(a) (b)	0.49%	05/11/16	940,397
397,000	Genworth Financial, Inc.(a)	5.65%	06/15/12	413,940
1,000,000	Goldman Sachs Group, Inc.(b)	0.75%	03/22/16	944,451
1,000,000	Hartford Financial Services Group, Inc.	6.30%	03/15/18	1,064,916
1,000,000	HCP, Inc.	5.65%	12/15/13	1,074,158
1,500,000	HCP, Inc.	6.30%	09/15/16	1,615,828
500,000	HCP, Inc.	6.70%	01/30/18	536,439
2       SCHEDULE OF INVESTMENTS

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

$1,000,000	Horace Mann Educators Corp.(a)	6.85%	04/15/16	$1,064,601
500,000	HSBC Finance Corp.	4.75%	07/15/13	527,337
900,000	HSBC Finance Corp.(b)	3.37%	11/10/13	913,212
1,000,000	Humana, Inc.	7.20%	06/15/18	1,129,648
900,000	International Paper Co.	7.95%	06/15/18	1,070,967
450,000	JC Penney Corp., Inc.	7.95%	04/01/17	490,500
450,000	John Hancock Life Insurance Co.(c)	7.38%	02/15/24	495,533
1,000,000	JPMorgan Chase Bank NA(b)	0.63%	06/13/16	942,513
1,100,000	Kraft Foods, Inc.	6.13%	08/23/18	1,257,739
950,000	L-3 Communications Corp.	4.75%	07/15/20	933,357
1,000,000	Lincoln National Corp.(a)	7.00%	03/15/18	1,123,983
1,000,000	Lincoln National Corp.(a)	8.75%	07/01/19	1,250,848
950,000	Lorillard Tobacco Co.	6.88%	05/01/20	981,191
450,000	Massey Energy Co.	6.88%	12/15/13	455,625
1,000,000	McDonald’s Corp.(a)	3.50%	07/15/20	964,559
1,000,000	Medco Health Solutions, Inc.(a)	4.13%	09/15/20	966,930
350,000	Merrill Lynch & Co., Inc.	5.45%	02/05/13	369,178
1,100,000	Merrill Lynch & Co., Inc.(b)	3.19%	05/05/14	1,108,294
1,500,000	Morgan Stanley(a)	4.75%	04/01/14	1,536,040
900,000	Morgan Stanley(b)	0.77%	10/15/15	843,813
950,000	Morgan Stanley	3.50%	10/15/20	911,831
1,000,000	National City Bank(b)	0.67%	06/07/17	901,254
1,000,000	National City Corp.(a)	6.88%	05/15/19	1,122,757
1,000,000	Newell Rubbermaid, Inc.	4.70%	08/15/20	991,949
500,000	Newfield Exploration Co.(a)	7.13%	05/15/18	526,250
1,000,000	Newmont Mining Corp.(a)	5.13%	10/01/19	1,099,221
122,000	NLV Financial Corp.(c)	6.50%	03/15/35	95,554
500,000	NRG Energy, Inc.	7.38%	02/01/16	512,500
1,000,000	NRG Energy, Inc.	7.38%	01/15/17	1,030,000
1,000,000	PNC Funding Corp.(a) (b)	0.49%	01/31/14	985,030
750,000	PPL Energy Supply LLC	6.50%	05/01/18	835,066
180,000	Provident Cos., Inc.	7.00%	07/15/18	194,466
100,000	Prudential Financial, Inc.	4.75%	09/17/15	105,799
1,050,000	Prudential Financial, Inc.(a)	6.10%	06/15/17	1,160,142
750,000	RadioShack Corp.	7.38%	05/15/11	766,875
1,000,000	Reynolds American, Inc.	7.25%	06/01/12	1,069,345
900,000	Reynolds American, Inc.	7.25%	06/01/13	1,001,400
800,000	Rohm and Haas Co.(a)	5.60%	03/15/13	855,350
1,000,000	Rohm and Haas Co.	6.00%	09/15/17	1,094,439
3       SCHEDULE OF INVESTMENTS

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

$1,000,000	Rowan Cos., Inc.(a)	7.88%	08/01/19	$1,160,502
500,000	RR Donnelley & Sons Co.	4.95%	04/01/14	512,271
1,350,000	RR Donnelley & Sons Co.	6.13%	01/15/17	1,380,019
600,000	Ryder System, Inc.(a)	5.00%	04/01/11	605,240
500,000	Ryder System, Inc.	5.85%	03/01/14	534,802
750,000	SLM Corp.	5.13%	08/27/12	765,564
1,000,000	SLM Corp.	5.38%	01/15/13	1,019,967
950,000	Southern Copper Corp.(a)	5.38%	04/16/20	960,433
1,000,000	Sovereign Bank(b)	2.00%	08/01/13	1,000,636
1,000,000	State Street Bank & Trust Co.(b)	0.50%	12/08/15	966,572
1,000,000	Suntrust Banks, Inc.(b)	0.60%	04/01/15	925,734
1,000,000	Suntrust Banks, Inc.(a)	6.00%	09/11/17	1,050,172
1,000,000	Target Corp.	3.88%	07/15/20	995,656
500,000	Tennessee Gas Pipeline Co.	7.00%	10/15/28	528,720
500,000	Tesoro Corp.(a)	6.63%	11/01/15	507,500
95,000	Time Warner Cable, Inc.	5.00%	02/01/20	97,768
1,000,000	Torchmark Corp.(a)	6.38%	06/15/16	1,074,973
1,800,000	Toys R Us, Inc.	7.38%	10/15/18	1,764,000
1,900,000	UBS AG	5.88%	12/20/17	2,089,669
1,000,000	UIL Holdings Corp.	4.63%	10/01/20	946,921
1,000,000	United States Steel Corp.(a)	6.05%	06/01/17	986,250
1,660,000	Valero Energy Corp.	6.13%	06/15/17	1,789,448
500,000	Wachovia Corp.(a)	5.25%	08/01/14	533,247
1,950,000	Wachovia Corp.(a)	5.75%	02/01/18	2,165,089
1,000,000	Wal-Mart Stores, Inc.	3.63%	07/08/20	973,183
900,000	Wells Fargo Bank NA(b)	0.49%	05/16/16	832,088
1,000,000	Whirlpool Corp.	7.75%	07/15/16	1,177,721
1,000,000	Whiting Petroleum Corp.	7.00%	02/01/14	1,050,000
1,000,000	Williams Partners L.P.	5.25%	03/15/20	1,036,600
1,000,000	Willis North America, Inc.(a)	6.20%	03/28/17	1,027,554
100,000	Xerox Corp.	5.65%	05/15/13	108,386

Total Corporate Bonds (Cost $120,251,838)				125,948,087
U.S. Treasury Obligations (9.0%)
6,000,000	U.S. Treasury Note	2.38%	07/31/17	5,921,250
2,000,000	U.S. Treasury Note	1.88%	08/31/17	1,909,218
5,000,000	U.S. Treasury Note	3.63%	02/15/20	5,189,060
4       SCHEDULE OF INVESTMENTS

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

$500,000	U.S. Treasury Note	2.63%	11/15/20	$471,640

Total U.S. Treasury Obligations (Cost $13,690,198)				13,491,168
Foreign Corporate Bonds (1.7%)
500,000	BP Capital Markets PLC(a)	1.55%	08/11/11	502,259
900,000	Ingersoll-Rand Global Holding Co., Ltd.	9.50%	04/15/14	1,084,241
900,000	AngloGold Ashanti Holdings PLC	5.38%	04/15/20	936,000

Total Foreign Corporate Bonds (Cost $2,371,628)				2,522,500
Foreign Government Bond (0.4%)
500,000	Republic of South Africa, YD	6.50%	06/02/14	562,500

Total Foreign Government Bonds (Cost $510,734)				562,500
Collateral for Securities on Loan (14.9%)
22,282,168	State Street Navigator Prime Portfolio			22,282,168

Total Collateral for Securities on Loan (Cost $22,282,168)				22,282,168
Short-Term Investment (3.7%)
$5,603,369	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/03/11			5,603,369

Total Short-Term Investments (Cost $5,603,369)				5,603,369
Total Investments 113.7% (Cost $164,709,935)				170,409,792
Liabilities Less Other Assets (13.7)%				(20,558,398)

Net Assets 100.0%				$149,851,394

The accompanying notes are an integral part of the schedule of investments.

(a)	All or a portion of the security was on loan as of December 31, 2010.

(b)	Floating Rate Security. Rate disclosed is as of December 31, 2010.

(c)	Security was acquired pursuant to Rule 144A of the Securities Act of 1933 and may be deemed to be restricted for resale. These securities are considered to be illiquid. The aggregate value of these securities at December 31, 2010 was $591,087, which represent 0.40% of the Fund’s Net Assets.

YD	Yankee Dollar Bond
5       SCHEDULE OF INVESTMENTS

ICON Bond Fund
Credit Diversification
December 31, 2010 (Unaudited)

A1	3.3%
A2	5.0%
A3	9.7%
Aa2	2.3%
Aa3	3.9%
B1	2.4%
B2	0.6%
B3	5.6%
Ba1	4.4%
Ba2	4.6%
Ba3	1.1%
Baa1	7.9%
Baa2	9.4%
Baa3	25.5%

85.7%

1	Percentages are based upon corporate and foreign corporate bond investments as a percentage of net assets.

Ratings based on Moody’s Investors Service, Inc.

ICON CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (95.4%)
22,100	Accenture PLC, Class A	$1,071,629
53,700	Aflac, Inc.	3,030,291
12,900	Alliant Techsystems, Inc.†	960,147
44,300	Alpha Natural Resources, Inc.†	2,659,329
7,900	Apple, Inc.†	2,548,224
34,900	Archer-Daniels-Midland Co.	1,049,792
55,200	AT&T, Inc.	1,621,776
11,200	Barrick Gold Corp.	595,616
22,000	Bed Bath & Beyond, Inc.†	1,081,300
15,800	Cash America International, Inc.(a)	583,494
31,000	Caterpillar, Inc.	2,903,460
27,100	Chevron Corp.	2,472,875
64,400	Cisco Systems, Inc.†	1,302,812
13,500	Cliffs Natural Resources, Inc.	1,053,135
16,200	Coca-Cola Co.	1,065,474
28,500	ConocoPhillips	1,940,850
31,800	Cooper Industries PLC	1,853,622
55,500	Corning, Inc.	1,072,260
20,600	CSX Corp.	1,330,966
18,900	Dollar Financial Corp.† (a)	541,107
18,400	Dover Corp.	1,075,480
10,800	Eaton Corp.	1,096,308
27,300	Emerson Electric Co.	1,560,741
20,600	Exxon Mobil Corp.	1,506,272
38,700	Ezcorp, Inc., Class A†	1,049,931
14,700	Family Dollar Stores, Inc.	730,737
19,400	FedEx Corp.	1,804,394
17,800	Freeport-McMoRan Copper & Gold, Inc.	2,137,602
15,400	General Dynamics Corp.	1,092,784
126,400	General Electric Co.	2,311,856
2,700	Google, Inc., Class A†	1,603,719
27,800	Guess?, Inc.	1,315,496
21,000	Hartford Financial Services Group, Inc.(a)	556,290
44,300	Hewlett-Packard Co.	1,865,030
1       SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
10,400	Honeywell International, Inc.	$552,864
31,000	Illinois Tool Works, Inc.	1,655,400
12,500	International Business Machines Corp.	1,834,500
43,500	Kinross Gold Corp.	824,760
47,900	Kirby Corp.†	2,109,995
10,400	Massey Energy Co.	557,960
14,300	McDonald’s Corp.	1,097,668
116,900	Microsoft Corp.	3,263,848
11,300	Newmont Mining Corp.	694,159
18,200	Nike, Inc., Class B(a)	1,554,644
26,400	Nucor Corp.	1,156,848
22,700	Omnicom Group, Inc.	1,039,660
6,300	Parker Hannifin Corp.	543,690
16,700	Praxair, Inc.	1,594,349
12,600	Research In Motion, Ltd.†	732,438
16,800	Ross Stores, Inc.	1,062,600
40,700	RPM International, Inc.	899,470
10,400	Siemens AG, ADR	1,292,200
137,900	Steel Dynamics, Inc.(a)	2,523,570
36,800	Target Corp.	2,212,784
38,500	Thomas & Betts Corp.†	1,859,550
37,300	Time Warner Cable, Inc.	2,462,919
48,600	TJX Cos., Inc.	2,157,354
22,100	Tupperware Brands Corp.	1,053,507
50,700	Tyco International, Ltd.	2,101,008
46,000	U.S. Bancorp	1,240,620
14,500	Union Pacific Corp.	1,343,570
15,700	United Parcel Service, Inc., Class B	1,139,506
7,200	V.F. Corp.(a)	620,496
50,900	Valero Energy Corp.	1,176,808
30,200	Viacom, Inc., Class B	1,196,222
30,100	Walt Disney Co.	1,129,051
9,300	Walter Energy, Inc.(a)	1,188,912
73,800	Wells Fargo & Co.	2,287,062
18,500	Wolverine World Wide, Inc.(a)	589,780
7,700	WW Grainger, Inc.	1,063,447

Total Common Stocks (Cost $83,450,754)		100,258,018
2       SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Collateral for Securities on Loan (1.9%)
1,960,684	State Street Navigator Prime Portfolio	$1,960,684

Total Collateral for Securities on Loan (Cost $1,960,684)		1,960,684
Short-Term Investment (4.6%)
$4,791,608	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/03/11	4,791,608

Total Short-Term Investments (Cost $4,791,608)		4,791,608
Total Investments 101.9% (Cost $90,203,046)		107,010,310
Liabilities Less Other Assets (1.9)%		(1,985,114)

Net Assets 100.0%		$105,025,196

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of December 31, 2010.

ADR	American Depositary Receipt
3       SCHEDULE OF INVESTMENTS

ICON Core Equity Fund
Industry Composition
December 31, 2010 (Unaudited)

Integrated Oil & Gas	5.6%
Industrial Conglomerates	5.4%
Electrical Components & Equipment	5.0%
Steel	4.5%
Apparel Retail	4.3%
Computer Hardware	4.2%
Industrial Machinery	4.2%
Diversified Banks	3.4%
Diversified Metals & Mining	3.2%
Systems Software	3.1%
Coal & Consumable Fuels	3.1%
Life & Health Insurance	2.9%
Air Freight & Logistics	2.8%
General Merchandise Stores	2.8%
IT Consulting & Other Services	2.8%
Construction & Farm Machinery & Heavy Trucks	2.8%
Railroads	2.6%
Aerospace & Defense	2.5%
Cable & Satellite	2.4%
Movies & Entertainment	2.2%
Consumer Finance	2.1%
Footwear	2.0%
Gold	2.0%
Marine	2.0%
Communications Equipment	1.9%
Integrated Telecommunication Services	1.5%
Internet Software & Services	1.5%
Industrial Gases	1.5%
Oil & Gas Refining & Marketing	1.1%
Restaurants	1.1%
Homefurnishing Retail	1.0%
Electronic Components	1.0%
Soft Drinks	1.0%
Trading Companies & Distributors	1.0%
Housewares & Specialties	1.0%
Agricultural Products	1.0%
Advertising	1.0%
Other Industries (each less than 1%)	1.9%

95.4%

1       Percentages are based upon common stocks as a percentage of net assets.

ICON Core Equity Fund
Sector Composition
December 31, 2010 (Unaudited)

Industrials	28.2%
Consumer Discretionary	18.3%
Information Technology	14.6%
Materials	12.1%
Energy	9.8%
Financial	8.9%
Consumer Staples	2.0%
Telecommunication & Utilities	1.5%

95.4%

2       Percentages are based upon common stocks as a percentage of net assets.

ICON EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (87.0%)
85,000	Advance America Cash Advance Centers, Inc.	$479,400
14,600	Aflac, Inc.	823,878
5,300	Air Products & Chemicals, Inc.(a)	482,035
6,600	Alliance Resource Partners L.P.	434,016
7,300	American Electric Power Co., Inc.	262,654
56,300	Annaly Capital Management, Inc., REIT(a)	1,008,896
75,900	Anworth Mortgage Asset Corp., REIT	531,300
86,700	Apollo Investment Corp.(a)	959,769
11,000	Arch Coal, Inc.(a)	385,660
15,200	Arthur J Gallagher & Co.	442,016
34,400	AT&T, Inc.	1,010,672
12,700	Automatic Data Processing, Inc.(a)	587,756
7,000	Bank of Montreal	402,990
11,800	BCE, Inc.	418,428
11,200	Bemis Co., Inc.(a)	365,792
27,600	Bristol-Myers Squibb Co.(a)	730,848
7,300	Caterpillar, Inc.(a)	683,718
9,500	Chevron Corp.	866,875
4,700	Chubb Corp.(a)	280,308
11,700	ConocoPhillips	796,770
7,100	Darden Restaurants, Inc.(a)	329,724
13,300	Diebold, Inc.(a)	426,265
33,500	Dime Community Bancshares, Inc.(a)	488,765
8,800	Dominion Resources, Inc. of Virginia	375,936
10,700	E.I. du Pont de Nemours & Co.(a)	533,716
5,500	Eastman Chemical Co.(a)	462,440
4,000	Eaton Corp.(a)	406,040
14,800	Eli Lilly & Co.	518,592
8,800	Exxon Mobil Corp.	643,456
7,200	Family Dollar Stores, Inc.	357,912
12,200	Federated Investors, Inc., Class B(a)	319,274
16,800	France Telecom S.A., ADR(a)	354,144
27,200	General Electric Co.	497,488
10,900	Genuine Parts Co.(a)	559,606
1       SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
15,600	Hawaiian Electric Industries, Inc.	$355,524
3,500	HJ Heinz Co.(a)	173,110
9,700	Home Depot, Inc.	340,082
8,700	Hubbell, Inc., Class B	523,131
21,800	Intel Corp.	458,454
4,000	International Business Machines Corp.	587,040
6,400	Kimberly-Clark Corp.	403,456
9,700	Koppers Holdings, Inc.(a)	347,066
13,800	Kraft Foods, Inc., Class A(a)	434,838
15,900	Leggett & Platt, Inc.(a)	361,884
10,800	Linear Technology Corp.(a)	373,572
3,600	Lorillard, Inc.	295,416
17,600	Maxim Integrated Products, Inc.	415,712
10,100	McDonald’s Corp.	775,276
99,400	MFA Financial, Inc., REIT(a)	811,104
10,200	Microchip Technology, Inc.(a)	348,942
92,800	Navios Maritime Holdings, Inc.(a)	489,984
13,200	New York Community Bancorp, Inc.(a)	248,820
6,700	Northrop Grumman Corp.(a)	434,026
9,200	NSTAR	388,148
6,800	Nucor Corp.(a)	297,976
12,800	NYSE Euronext	383,744
5,800	OGE Energy Corp.(a)	264,132
22,200	Old Republic International Corp.(a)	302,586
7,500	Omnicom Group, Inc.	343,500
16,700	Partner Communications Co., Ltd., ADR	339,344
67,600	PDL BioPharma, Inc.(a)	421,148
37,700	Pfizer, Inc.	660,127
7,300	Philip Morris International, Inc.	427,269
17,800	Portland General Electric Co.	386,260
8,100	QUALCOMM, Inc.	400,869
13,900	Repsol YPF S.A., ADR	388,366
19,000	Reynolds American, Inc.	619,780
5,400	Royal Dutch Shell PLC, ADR	360,612
11,700	RPM International, Inc.	258,570
20,500	Sara Lee Corp.(a)	358,955
6,400	SCANA Corp.(a)	259,840
19,300	SK Telecom Co., Ltd., ADR(a)	359,559
7,100	Snap-on, Inc.(a)	401,718
9,200	Sonoco Products Co.	309,764
2       SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
6,400	Southern Copper Corp.(a)	$311,936
13,900	Spectra Energy Corp.(a)	347,361
16,300	Sun Life Financial, Inc.	490,630
12,300	Sysco Corp.(a)	361,620
15,600	TECO Energy, Inc.(a)	277,680
8,800	Time Warner Cable, Inc.	581,064
12,500	TransCanada Corp.(a)	475,500
7,300	Tupperware Brands Corp.(a)	347,991
11,300	Tyco Electronics, Ltd.	400,020
72,200	United Online, Inc.(a)	476,520
6,300	United Parcel Service, Inc., Class B	457,254
5,600	United Technologies Corp.	440,832
6,900	V.F. Corp.(a)	594,642
14,300	Verizon Communications, Inc.(a)	511,654
7,600	Watsco, Inc.(a)	479,408
6,900	WGL Holdings, Inc.	246,813
10,400	Willis Group Holdings PLC(a)	360,152
12,600	Wolverine World Wide, Inc.(a)	401,688

Total Common Stocks (Cost $35,621,662)		41,899,608

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value
Corporate Bonds (5.9%)
$300,000	Aetna, Inc.(a)	6.63%	06/15/36	$329,753
240,000	Archer-Daniels-Midland Co.	6.63%	05/01/29	277,889
500,000	Bank of America Corp.	5.42%	03/15/17	495,475
350,000	Commercial Metals Co.(a)	7.35%	08/15/18	356,097
300,000	Delphi Financial Group, Inc.	7.88%	01/31/20	320,492
400,000	Hartford Financial Services Group, Inc.	6.00%	01/15/19	416,868
250,000	Massey Energy Co.	6.88%	12/15/13	253,125
350,000	Valero Energy Corp.	6.13%	02/01/20	371,723

Total Corporate Bonds (Cost $2,824,398)				2,821,422
Convertible Corporate Bonds (1.5%)
350,000	Central European Distribution Corp.	3.00%	03/15/13	324,625
400,000	Molina Healthcare, Inc.	3.75%	10/01/14	399,500

Total Convertible Corporate Bonds (Cost $699,501)				724,125
3       SCHEDULE OF INVESTMENTS

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value
U.S. Government Bonds (2.8%)
$800,000	Federal Home Loan Bank	5.50%	07/15/36	$881,222
350,000	Federal Home Loan Mortgage Corp.	6.75%	03/15/31	448,158

Total U.S. Government Bonds (Cost $1,380,089)				1,329,380
U.S. Treasury Obligation (0.7%)
350,000	U.S. Treasury Bond	4.50%	02/15/36	362,359

Total U.S. Treasury Obligations (Cost $349,235)				362,359

Underlying Security/Expiration Date/Exercise Price	Contracts*	Value
Call Options Purchased (0.1%)
Aetna, Inc., January 2012, $35.00	86	$17,802
Apple, Inc., January 2012, $320.00	7	32,795
Bank of America Corp., January 2011, $17.50	286	143
Cisco Systems, Inc., January 2011, $27.50	182	91
Delphi Financial Group, Inc., April 2011, $30.00	100	16,000
Hewlett Packard Co. , January 2011, $60.00	100	50
ProShares UltraShort 20+ Year Treasury, January 2011, $38.00	50	4,150

Total Call Options Purchased (Cost $187,727)		71,031
Put Option Purchased (0.1%)
S&P 500 Index, January 2011, $1,220.00	70	45,150

Total Put Options Purchased (Cost $132,510)		45,150

Shares or Principal Amount		Value
Collateral for Securities on Loan (27.5%)
13,262,034	State Street Navigator Prime Portfolio	$13,262,034

Total Collateral for Securities on Loan (Cost $13,262,034)		13,262,034
4       SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Short-Term Investment (1.1%)
$520,219	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/03/11	$520,219

Total Short-Term Investments (Cost $520,219)		520,219
Total Investments 126.7% (Cost $54,977,375)		61,035,328
Liabilities Less Other Assets (26.7)%		(12,864,406)

Net Assets 100.0%		$48,170,922

The accompanying notes are an integral part of the schedule of investments.

(a)	All or a portion of the security was on loan as of December 31, 2010.

*	All options have 100 shares per contract.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust
5       SCHEDULE OF INVESTMENTS

ICON Equity Income Fund
Industry Composition
December 31, 2010 (Unaudited)

Integrated Oil & Gas	6.3%
Mortgage REIT’s	4.9%
Integrated Telecommunication Services	4.8%
Pharmaceuticals	4.0%
Semiconductors	3.3%
Multi-Utilities	3.3%
Tobacco	2.8%
Life & Health Insurance	2.7%
Asset Management & Custody Banks	2.7%
Restaurants	2.3%
Electric Utilities	2.1%
Diversified Chemicals	2.1%
Packaged Foods & Meats	2.0%
Aerospace & Defense	1.8%
Oil & Gas Storage & Transportation	1.7%
Coal & Consumable Fuels	1.7%
Industrial Machinery	1.7%
Insurance Brokers	1.7%
Thrifts & Mortgage Finance	1.5%
Wireless Telecommunication Services	1.5%
Construction & Farm Machinery & Heavy Trucks	1.4%
Paper Packaging	1.4%
Apparel, Accessories & Luxury Goods	1.2%
Data Processing & Outsourced Services	1.2%
IT Consulting & Other Services	1.2%
Property & Casualty Insurance	1.2%
Cable & Satellite	1.2%
Distributors	1.2%
Electrical Components & Equipment	1.1%
Industrial Conglomerates	1.0%
Marine	1.0%
Industrial Gases	1.0%
Trading Companies & Distributors	1.0%
Consumer Finance	1.0%
Internet Software & Services	1.0%
Air Freight & Logistics	1.0%
Other Industries (each less then 1%)	14.0%

87.0%

1       Percentages are based upon common stocks as a percentage of net assets.

ICON Equity Income Fund
Sector Composition
December 31, 2010 (Unaudited)

Financial	17.3%
Telecommunication & Utilities	12.1%
Consumer Discretionary	10.4%
Industrials	10.0%
Energy	9.7%
Information Technology	9.3%
Materials	7.0%
Consumer Staples	6.4%
Health Care	4.8%

87.0%

2     Percentages are based upon common stocks as a percentage of net assets.

ICON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (89.7%)
9,500	Accenture PLC, Class Ax	$460,655
4,500	Aflac, Inc.[x]	253,935
4,500	America Movil S.A.B. de C.V., Series L, ADR(a)	258,030
1,200	Apple, Inc.†	387,072
7,100	Archer-Daniels-Midland Co.	213,568
2,500	Assurant, Inc.	96,300
14,900	AT&T, Inc.[x]	437,762
4,400	Automatic Data Processing, Inc.[x]	203,632
1,200	Baxter International, Inc.	60,744
1,100	Becton, Dickinson & Co.(a)	92,972
3,600	Bed Bath & Beyond, Inc.† (a)	176,940
1,600	Bemis Co., Inc.(a)	52,256
2,900	Canadian National Railway Co.	192,763
4,700	Capital One Financial Corp.[x]	200,032
4,700	Caterpillar, Inc.[x]	440,202
3,200	Chevron Corp.[x]	292,000
6,200	Chubb Corp.x (a)	369,768
67,700	Citigroup, Inc.† (a)	320,221
2,700	Cliffs Natural Resources, Inc.	210,627
3,300	Coca-Cola Co.	217,041
11,400	Comcast Corp., Class Ax	250,458
1,300	Computer Sciences Corp.	64,480
3,500	Cooper Industries PLC(a)	204,015
22,900	Corning, Inc.(a)	442,428
1,300	Covidien PLC[x]	59,358
3,400	CSX Corp.	219,674
10,500	Danaher Corp.[x]	495,285
1,300	Deere & Co.	107,965
12,800	Delphi Financial Group, Inc., Class Ax	369,152
3,700	Dover Corp.	216,265
5,700	Ecolab, Inc.(a)	287,394
3,700	Emerson Electric Co.	211,529
4,400	Exxon Mobil Corp.[x]	321,728
7,800	Ezcorp, Inc., Class A†	211,614
1     SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

3,900	Family Dollar Stores, Inc.	$193,869
1,900	Fiserv, Inc.† x	111,264
1,500	Freeport-McMoRan Copper & Gold, Inc.	180,135
2,500	General Dynamics Corp.(a)	177,400
40,400	General Electric Co.[x]	738,916
4,800	Guess?, Inc.(a)	227,136
4,600	HCC Insurance Holdings, Inc.	133,124
8,900	Hewlett-Packard Co.[x]	374,690
3,600	Home Depot, Inc.(a)	126,216
5,700	Illinois Tool Works, Inc.(a)	304,380
5,700	International Business Machines Corp.[x]	836,532
9,500	Kinross Gold Corp.	180,120
9,600	Kirby Corp.† (a)	422,880
800	Laboratory Corp. of America Holdings† x	70,336
5,100	Lowe’s Cos., Inc.	127,908
2,500	Lubrizol Corp.(a)	267,200
10,200	Marathon Oil Corp.[x]	377,706
1,000	Medtronic, Inc.[x]	37,090
15,000	Microsoft Corp.[x]	418,800
1,100	Newmont Mining Corp.[x]	67,573
3,700	Nike, Inc., Class B(a)	316,054
2,400	Norfolk Southern Corp.	150,768
2,600	Northrop Grumman Corp.(a)	168,428
4,700	Omnicom Group, Inc.(a)	215,260
3,400	Praxair, Inc.(a)	324,598
4,500	Reliance Steel & Aluminum Co.(a)	229,950
2,000	Rio Tinto PLC, ADR	143,320
2,200	Sealed Air Corp.(a)	55,990
11,800	SK Telecom Co., Ltd., ADR(a)	219,834
1,900	Snap-on, Inc.(a)	107,502
700	Stryker Corp.(a)	37,590
6,900	Thomas & Betts Corp.†	333,270
2,100	Tidewater, Inc.(a)	113,064
3,500	Time Warner Cable, Inc.[x]	231,105
9,700	TJX Cos., Inc.	430,583
3,100	Travelers Cos., Inc.x (a)	172,701
4,500	Tupperware Brands Corp.	214,515
11,800	U.S. Bancorp[x]	318,246
2     SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

1,500	United Parcel Service, Inc., Class B	$108,870
1,900	Wal-Mart Stores, Inc.[x]	102,467
8,200	Wells Fargo & Co.[x]	254,118
1,600	WW Grainger, Inc.(a)	220,976

Total Common Stocks (Cost $16,012,081)		18,240,349

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

Corporate Bond (0.4%)
$70,000	American International Group, Inc.	5.38%	10/18/11	$71,977

Total Corporate Bonds (Cost $66,995)				71,977

Shares or Principal Amount		Value

Collateral for Securities on Loan (24.2%)
4,928,524	State Street Navigator Prime Portfolio	$4,928,524

Total Collateral for Securities on Loan (Cost $4,928,524)		4,928,524
Short-Term Investment (13.1%)
$2,668,864	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/03/11	2,668,864

Total Short-Term Investments (Cost $2,668,864)		2,668,864
Total Investments 127.4% (Cost $23,676,464)		25,909,714
Liabilities Less Other Assets (27.4)%		(5,566,057)

Net Assets 100.0%		$20,343,657

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

x	All or a portion of the security is pledged as collateral for securities sold short.

(a)	All or a portion of the security was on loan as of December 31, 2010.

ADR	American Depositary Receipt
3     SCHEDULE OF INVESTMENTS

ICON LONG/SHORT FUND
SCHEDULE OF Securities Sold Short
DECEMBER 31, 2010 (UNAUDITED)

Shares	Short Security	Value
1,500	Blue Nile, Inc.†	$85,590
400	NetFlix, Inc.†	70,280
1,000	Salesforce.com, Inc.†	132,000
2,000	SL Green Realty Corp., REIT	135,020
50,000	SPDR S&P 500 ETF Trust	6,289,000
3,300	Texas Industries, Inc.	151,074

Total Securities Sold Short (Proceeds $6,324,290)		$6,862,964

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

REIT	Real Estate Investment Trust
4     SCHEDULE OF INVESTMENTS

ICON Long/Short Fund
Industry Composition
December 31, 2010 (Unaudited)

IT Consulting & Other Services	6.4%
Industrial Machinery	5.5%
Integrated Oil & Gas	4.9%
Computer Hardware	3.7%
Electrical Components & Equipment	3.7%
Industrial Conglomerates	3.6%
Apparel Retail	3.2%
Life & Health Insurance	3.1%
Diversified Banks	2.8%
Railroads	2.8%
Specialty Chemicals	2.7%
Construction & Farm Machinery & Heavy Trucks	2.7%
Property & Casualty Insurance	2.7%
Cable & Satellite	2.4%
Wireless Telecommunication Services	2.3%
Electronic Components	2.2%
Steel	2.2%
Integrated Telecommunication Services	2.1%
Marine	2.1%
Systems Software	2.1%
Consumer Finance	2.0%
Data Processing & Outsourced Services	1.9%
Aerospace & Defense	1.7%
Industrial Gases	1.6%
Diversified Metals & Mining	1.6%
Other Diversified Financial Services	1.6%
Footwear	1.6%
Health Care Equipment	1.4%
Home Improvement Retail	1.2%
Gold	1.2%
Multi-line Insurance	1.1%
Trading Companies & Distributors	1.1%
Soft Drinks	1.1%
Advertising	1.1%
Housewares & Specialties	1.1%
Agricultural Products	1.0%
Other Industries (each less than 1%)	4.2%

89.7%

1     Percentages are based upon long positions as a percentage of net assets.

ICON Long/Short Fund
Sector Composition
December 31, 2010 (Unaudited)

Industrials	23.7%
Information Technology	16.2%
Financial	13.3%
Consumer Discretionary	12.4%
Materials	9.8%
Energy	5.4%
Telecommunication & Utilities	4.5%
Consumer Staples	2.6%
Health Care	1.8%

89.7%

2     Percentages are based upon long positions as a percentage of net assets.

ICON RISK-MANAGED EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (104.4%)
5,800	3M Co.[x]	$500,540
4,500	Accenture PLC, Class Ax	218,205
6,000	AGL Resources, Inc.[x]	215,100
2,800	Alaska Air Group, Inc. x †	158,732
2,100	Alliance Resource Partners L.P.	138,096
4,000	Allstate Corp.[x]	127,520
5,400	Altera Corp.(a)	192,132
11,800	Altria Group, Inc.[x]	290,516
1,800	America Movil S.A.B. de C.V., Series L, ADR(a)	103,212
5,000	American Electric Power Co., Inc.	179,900
4,400	American Financial Group, Inc.(a)	142,076
1,800	Ameriprise Financial, Inc.[x]	103,590
3,500	Amerisource-Bergen Corp.[x]	119,420
2,700	AMETEK, Inc.[x]	105,975
3,300	Apple, Inc.x †	1,064,448
6,400	Archer-Daniels-Midland Co.	192,512
3,900	Assurant, Inc.	150,228
18,700	AT&T, Inc.	549,406
5,000	Automatic Data Processing, Inc.(a)	231,400
900	AutoZone, Inc.x †	245,331
5,800	Bank of New York Mellon Corp.	175,160
5,300	Barnes Group, Inc.[x]	109,551
2,000	Barrick Gold Corp.[x]	106,360
1,300	BHP Billiton Ltd., ADR(a)	120,796
8,400	Bristol-Myers Squibb Co.	222,432
1,500	Bunge, Ltd.	98,280
11,900	Campbell Soup Co.[x]	413,525
3,500	Cardinal Health, Inc.[x]	134,085
3,300	Caterpillar, Inc.[x]	309,078
5,800	Chevron Corp.[x]	529,250
1,400	China Petroleum & Chemical Corp., ADR	133,966
6,500	Cisco Systems, Inc.†	131,495
2,600	Clorox Co.[x]	164,528
2,900	Cognizant Technology Solutions Corp., Class A†	212,541
1     SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

11,100	ConAgra Foods, Inc.[x]	$250,638
8,000	ConocoPhillips[x]	544,800
7,800	Constellation Brands, Inc., Class A† (a)	172,770
2,100	Cooper Industries PLC	122,409
9,800	CSX Corp.[x]	633,178
3,600	Darden Restaurants, Inc.[x]	167,184
2,600	Deere & Co.	215,930
4,000	Delphi Financial Group, Inc., Class Ax	115,360
7,600	Delta Air Lines, Inc.† (a)	95,760
4,100	DIRECTV, Class Ax †	163,713
3,100	Dollar Tree, Inc.x †	173,848
2,600	Dover Corp.(a)	151,970
1,400	Eaton Corp.[x]	142,114
7,600	Eli Lilly & Co.(a)	266,304
1,500	Entergy Corp.(a)	106,245
2,200	Express Scripts, Inc.x †	118,910
6,100	Ezcorp, Inc., Class Ax †	165,493
4,700	Family Dollar Stores, Inc.[x]	233,637
6,000	FirstEnergy Corp.(a)	222,120
1,900	Freeport-McMoRan Copper & Gold, Inc.[x]	228,171
1,700	General Dynamics Corp.(a)	120,632
15,900	General Electric Co.[x]	290,811
2,200	Genuine Parts Co.(a)	112,948
1,900	Goldman Sachs Group, Inc.	319,504
1,900	Guess?, Inc.	89,908
5,400	Halliburton Co.	220,482
5,800	Hewlett-Packard Co.[x]	244,180
2,100	Honeywell International, Inc.[x]	111,636
15,800	Horace Mann Educators Corp.[x]	285,032
24,200	Intel Corp.[x]	508,926
4,400	International Business Machines Corp.	645,744
1,800	Intuit, Inc.† (a)	88,740
3,150	JOS A. Bank Clothiers, Inc.x †	127,008
2,600	Kimberly-Clark Corp.	163,904
2,900	Loews Corp.[x]	112,839
2,200	Lubrizol Corp.[x]	235,136
5,600	McDonald’s Corp.[x]	429,856
2,600	Medicis Pharmaceutical Corp., Class A(a)	69,654
27,700	Microsoft Corp.[x]	773,384
2,500	Murphy Oil Corp.(a)	186,375
2     SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

4,200	NASDAQ OMX Group, Inc.x †	$99,582
1,200	Newmont Mining Corp.[x]	73,716
2,200	Northrop Grumman Corp.	142,516
3,400	Nucor Corp.[x]	148,988
7,800	NYSE Euronext[x]	233,844
1,400	O’Reilly Automotive, Inc.x †	84,588
3,900	Occidental Petroleum Corp.[x]	382,590
10,500	Olin Corp.[x]	215,460
1,100	Parker Hannifin Corp.	94,930
8,100	PepsiCo, Inc.[x]	529,173
5,800	Prudential Financial, Inc.[x]	340,518
4,400	Reynolds American, Inc.(a)	143,528
2,400	Ross Stores, Inc.	151,800
1,200	Siemens AG, ADR[x]	149,100
6,600	Southern Co.(a)	252,318
4,400	Southern Union Co.(a)	105,908
5,400	Steel Dynamics, Inc.[x]	98,820
7,700	Sysco Corp.[x]	226,380
4,000	Target Corp.[x]	240,520
6,300	Texas Instruments, Inc.(a)	204,750
1,700	Thomas & Betts Corp.x †	82,110
2,900	Tidewater, Inc.(a)	156,136
5,400	Time Warner Cable, Inc.[x]	356,562
6,500	Time Warner, Inc.[x]	209,105
5,500	TJX Cos., Inc.[x]	244,145
4,800	Torchmark Corp.[x]	286,752
2,400	Travelers Cos., Inc.[x]	133,704
13,100	U.S. Bancorp[x]	353,307
6,100	Union Pacific Corp.[x]	565,226
8,000	United Technologies Corp.[x]	629,760
3,900	Vale S.A., ADR(a)	134,823
4,900	Varian Medical Systems, Inc.x †	339,472
9,200	Verizon Communications, Inc.(a)	329,176
4,000	Viacom, Inc., Class B(a)	158,440
6,600	Wal-Mart Stores, Inc.	355,938
10,800	Walt Disney Co.[x]	405,108
18,600	Wells Fargo & Co.[x]	576,414
5,200	Wisconsin Energy Corp.x (a)	306,072
1,900	WW Grainger, Inc.[x]	262,409
3     SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

8,100	Xcel Energy, Inc.	$190,755

Total Common Stocks (Cost $22,526,240)		27,311,082

Underlying Security/Expiration Date/Exercise Price	Contracts*	Value
Put Option Purchased (0.0%)
S&P 500 Index, January 2011, $1,080.00	200	$11,000

Total Put Options Purchased (Cost $62,673)		11,000

Shares or Principal Amount		Value

Collateral for Securities on Loan (11.3%)
2,969,651	State Street Navigator Prime Portfolio	$2,969,651

Total Collateral for Securities on Loan (Cost $2,969,651)		2,969,651
Short-Term Investment (0.7%)
$172,900	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/03/11	172,900

Total Short-Term Investments (Cost $172,900)		172,900
Total Investments 116.4% (Cost $25,731,464)		30,464,633
Liabilities Less Other Assets (16.4)%		(4,296,087)

Net Assets 100.0%		$26,168,546

The accompanying notes are an integral part of the schedule of investments.

x	All or a portion of the security is pledged as collateral for call options written.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of December 31, 2010.

*	All options have 100 shares per contract.

ADR	American Depositary Receipt
4     SCHEDULE OF INVESTMENTS

ICON RISK-MANAGED EQUITY FUND
SCHEDULE OF WRITTEN CALL OPTIONS
December 31, 2010 (UNAUDITED)

Underlying Security/Expiration Date/Exercise Price	Contracts*	Value
S&P 500 Index, January 2011, $1,220.00	120	$568,800
S&P 500 Index, January 2011, $1,205.00	40	239,600
S&P 500 Index, January 2011, $1,240.00	20	62,600

Total Options Written (Premiums received $534,631)		$871,000

The accompanying notes are an integral part of the schedule of investments.

*	All options have 100 shares per contract.
5     SCHEDULE OF INVESTMENTS

ICON Risk-Managed Equity Fund
Industry Composition
December 31, 2010 (Unaudited)

Integrated Oil & Gas	6.8%
Computer Hardware	5.0%
Railroads	4.6%
IT Consulting & Other Services	4.1%
Aerospace & Defense	3.8%
Industrial Conglomerates	3.6%
Diversified Banks	3.5%
Semiconductors	3.5%
Integrated Telecommunication Services	3.4%
Systems Software	3.0%
Movies & Entertainment	2.9%
Electric Utilities	2.9%
Life & Health Insurance	2.8%
Multi-line Insurance	2.6%
Packaged Foods & Meats	2.5%
General Merchandise Stores	2.5%
Apparel Retail	2.3%
Restaurants	2.3%
Pharmaceuticals	2.1%
Soft Drinks	2.0%
Construction & Farm Machinery & Heavy Trucks	2.0%
Cable & Satellite	2.0%
Industrial Machinery	1.9%
Multi-Utilities	1.9%
Tobacco	1.7%
Steel	1.5%
Oil & Gas Equipment & Services	1.4%
Hypermarkets & Super Centers	1.4%
Diversified Metals & Mining	1.3%
Health Care Equipment	1.3%
Specialized Finance	1.3%
Automotive Retail	1.3%
Household Products	1.3%
Investment Banking & Brokerage	1.2%
Electrical Components & Equipment	1.2%
Agricultural Products	1.1%
Asset Management & Custody Banks	1.1%
Trading Companies & Distributors	1.0%
Property & Casualty Insurance	1.0%

1	Percentages are based upon common stocks as a percentage of net assets.

Airlines	1.0%
Health Care Distributors	1.0%
Other Industries (each less than 1%)	9.3%

104.4%

2	Percentages are based upon common stocks as a percentage of net assets.

ICON Risk-Managed Equity Fund
Sector Composition
December 31, 2010 (Unaudited)

Industrials	19.1%
Information Technology	17.3%
Financial	14.2%
Consumer Discretionary	13.7%
Consumer Staples	11.5%
Telecommunication & Utilities	9.4%
Energy	9.2%
Materials	5.2%
Health Care	4.8%

104.4%

3	Percentages are based upon common stocks as a percentage of net assets.

NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2010 (UNAUDITED)
1. Organization
The ICON Funds (the “Trust”), was organized as a Massachusetts business trust registered under the Investment Company Act of 1940 and is authorized to issue an unlimited number of no par shares, as amended (the “1940 Act”), as an open-end investment management company. The Trust consists of 17 series Funds (individually a “Fund” and collectively, the “Funds”) as follows:
The ICON Consumer Discretionary Fund (“Consumer Discretionary Fund”), ICON Consumer Staples Fund (“Consumer Staples Fund”) (as of January 24, 2011, formerly ICON Leisure and Consumer Staples Fund), ICON Energy Fund (“Energy Fund”), ICON Financial Fund (“Financial Fund”), ICON Healthcare Fund (“Healthcare Fund”), ICON Industrials Fund (“Industrials Fund”), ICON Information Technology Fund (“Information Technology Fund”), ICON Materials Fund (“Materials Fund”), ICON Telecommunication & Utilities Fund (“Telecommunication & Utilities Fund”), ICON Asia-Pacific Region Fund (“Asia-Pacific Region Fund”), ICON Europe Fund (“Europe Fund”), ICON International Equity Fund (“International Equity Fund”), ICON Bond Fund (“Bond Fund”), ICON Core Equity Fund (“Core Equity Fund”), ICON Equity Income Fund (“Equity Income Fund”), ICON Long/Short Fund (“Long/Short Fund”) and ICON Risk-Managed Equity Fund (“Risk-Managed Equity Fund”).
The Consumer Discretionary Fund, Consumer Staples Fund, Energy Fund, Financial Fund, Healthcare Fund, Industrials Fund, Information Technology Fund, Materials Fund and Telecommunication & Utilities Fund offer three classes of shares: Class S, Class C, and Class A. The Asia-Pacific Region Fund and the Europe Fund each have three classes of shares: Class S, Class C, and Class A. The International Equity Fund has six classes of shares: Class S, Class I, Class C, Class Z, Class A, and Class Q. Class Q shares are closed to new investors. The Bond Fund, Core Equity Fund, Equity Income Fund, Long/Short Fund and Risk-Managed Equity Fund offer four classes of shares: Class I, Class C, Class Z and Class A. All classes have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution fees, registration costs and transfer agent costs and that each class has exclusive voting rights with respect to its distribution plan. The Funds’ Prospectuses and Statements of Additional Information provide a description of the Funds’ investment objectives, policies and strategies.
The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. Additionally, the Bond Fund may invest in medium-and lower-quality debt securities. High-yield bonds involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. The Long/Short Fund engages in short selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. The Risk-Managed Equity Fund invests in call options; call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share.
Certain Funds may have significant weightings in certain sectors or countries which may cause the Fund’s performance to be susceptible to the economic, business and/or other developments that may affect that sector or country. As of December 31, 2010, the Asia-Pacific Region Fund has a significant weighting in Japan, the Europe Fund has a significant weighting in the Industrials sector, and the Core Equity Fund has a significant weighting in the Industrials sector.
In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be minimal.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Schedule of Investments. The preparation of Schedule of Investments is in conformity with accounting principles generally accepted in the United States of America which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Schedule of Investments, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.
Investment Valuation
The Funds’ securities and other assets, excluding options on securities indexes, are valued as of the closing price at the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the New York Stock Exchange is open for trading.
The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.
Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.
The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.
Investments in other open-end investment companies are valued at net asset value.
Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 —	significant unobservable inputs.
Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on December 31, 2010:

	LEVEL 1		LEVEL 2
		Liabilities in
	Investments	Securities Sold Short	Investments
Fund Name	in Securities	and Written Options	in Securities
ICON Consumer Discretionary Fund
Common Stock	$17,098,461	$—	$—
Collateral for Securities on Loan	—	—	5,367,107
Short-Term Investments	—	—	2,587,260

Total	$17,098,461	$—	$7,954,367

ICON Consumer Staples Fund
Common Stock	$28,096,330	$—	$—
Collateral for Securities on Loan	—	—	7,504,583
Short-Term Investments	—	—	2,763,221

Total	$28,096,330	$—	$10,267,804

ICON Energy Fund
Common Stock	$591,781,719	$—	$—
Collateral for Securities on Loan	—	—	11,412,932
Short-Term Investments	—	—	24,238,087
Put Options Purchased	1,010,225	—	—

Total	$592,791,944	$—	$35,651,019

ICON Financial Fund
Common Stock	$57,436,418	$—	$—
Short-Term Investments	—	—	420,103

Total	$57,436,418	$—	$420,103

ICON Healthcare Fund
Common Stock	$68,128,066	$—	$—
Collateral for Securities on Loan	—	—	17,764,268
Short-Term Investments	—	—	1,040,687

Total	$68,128,066	$—	$18,804,955

ICON Industrials Fund
Common Stock	$50,303,080	$—	$—
Collateral for Securities on Loan	—	—	8,124,679
Short-Term Investments	—	—	3,231,868

Total	$50,303,080	$—	$11,356,547

ICON Information Technology Fund
Common Stock	$76,777,783	$—	$—
Collateral for Securities on Loan	—	—	9,201,446
Short-Term Investments	—	—	4,719,243

Total	$76,777,783	$—	$13,920,689

ICON Materials Fund
Common Stock	$88,454,213	$—	$—
Collateral for Securities on Loan	—	—	17,369,781
Short-Term Investments	—	—	5,834,824

Total	$88,454,213	$—	$23,204,605

ICON Telecommunication & Utilities Fund
Common Stock	$28,109,238	$—	$—

Total	$28,109,238	$—	$—

ICON Asia-Pacific Region Fund
Common Stock
Japan	$—	$—	$18,481,922
Korea	—	—	16,452,257
China	332,235	—	6,632,356
India	—	—	6,281,012
Hong Kong	—	—	5,584,767
Australia	—	—	5,510,758
Other Countries	—	—	10,624,383
Collateral for Securities on Loan	—	—	4,546,958
Short-Term Investments	—	—	1,392,518

Total	$332,235	$—	$75,506,931

	LEVEL 1		LEVEL 2
		Liabilities in
	Investments	Securities Sold Short	Investments
Fund Name	in Securities	and Written Options	in Securities
ICON Europe Fund
Common Stock
United Kingdom	$—	$—	$8,346,412
Germany	399,767	—	6,822,453
Switzerland	—	—	6,411,476
France	—	—	5,356,051
Turkey	—	—	2,440,214
Other Countries	343,320	—	11,544,955
Collateral for Securities on Loan	—	—	896,529
Short-Term Investments	—	—	2,437,255

Total	$743,087	$—	$44,255,345

ICON International Equity Fund
Common Stock
Korea	$—	$—	$15,136,533
Hong Kong	—	—	10,346,375
Canada	7,963,440	—	—
United Kingdom	—	—	6,931,579
China	—	—	6,805,304
France	—	—	6,513,085
Germany	—	—	6,423,165
India	—	—	6,194,321
Japan	—	—	5,612,247
Brazil	2,498,614	—	—
Other Countries	1,303,250	—	18,773,039
Preferred Stock		—	—
Brazil	6,514,133	—	—
Collateral for Securities on Loan	—	—	3,790,268
Short-Term Investments	—	—	7,943,918

Total	$18,279,437	$—	$94,469,834

ICON Bond Fund
Corporate Bonds	$—	$—	$125,948,087
U.S. Treasury Obligations	—	—	13,491,168
Foreign Corporate Bonds	—	—	2,522,500
Foreign Government Bonds	—	—	562,500
Collateral for Securities on Loan	—	—	22,282,168
Short-Term Investments	—	—	5,603,369

Total	$—	$—	$170,409,792

ICON Core Equity Fund
Common Stock	$100,258,018	$—	$—
Collateral for Securities on Loan	—	—	1,960,684
Short-Term Investments	—	—	4,791,608

Total	$100,258,018	$—	$6,752,292

ICON Equity Income Fund
Common Stock	$41,899,608	$—	$—
Corporate Bonds	—	—	2,821,422
Convertible Corporate Bonds	—	—	724,125
U.S. Government Bonds	—	—	1,329,380
U.S. Treasury Obligations	—	—	362,359
Call Options Purchased	71,031	—	—
Put Options Purchased	45,150	—	—
Collateral for Securities on Loan	—	—	13,262,034
Short-Term Investments	—	—	520,219

Total	$42,015,789	$—	$19,019,539

ICON Long/Short Fund
Common Stock	$18,240,349	$(573,964)	$—
Corporate Bonds	—	—	71,977
Collateral for Securities on Loan	—	—	4,928,524
Short-Term Investments	—	—	2,668,864
Mutual Funds	—	(6,289,000)	—

Total	$18,240,349	$(6,862,964)	$7,669,365

ICON Risk-Managed Equity Fund
Common Stock	$27,311,082	$—	$—
Collateral for Securities on Loan	—	—	2,969,651
Short-Term Investments	—	—	172,900
Put Options Purchased	11,000	—	—
Call Options Written	—	(871,000)	—

Total	$27,322,082	$(871,000)	$3,142,551

The Asia-Pacific Region Fund held one security designated as a level 3 security at December 31, 2010. The Metropolitan Bank & Trust Rights were valued at $0.00.
For the period ended December 31, 2010, there was no significant security transfer activity between Level 1 and Level 2.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.
Forward Foreign Currency Contracts
The Funds may enter into short-term forward foreign currency contracts. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The Funds may use forward foreign currency contracts to manage foreign currency exposure with respect to transactional hedging, positional hedging, cross hedging and proxy hedging.
These contracts involve market risk and do not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of those securities decline. The Funds could be exposed to risk if the value of the currency changes unfavorably. Additionally, the Funds could be exposed to counterparty risk if the counterparties are unable to meet the terms of the contracts.
These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received.
Options Transactions
The Risk-Managed Equity Fund’s primary investment strategy involves the use of options. Each of the other Funds may also purchase and/or write (sell) call and put options on any security in which it may invest. The Funds may utilize options to hedge against changes in market conditions or to provide market exposure while trying to reduce transaction costs.
Option contracts involve market risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.
When a Fund writes a put or call option, an amount equal to the premium received is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limited gains, lack of liquidity for the option and lack of liquidity for the security or securities index.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or call option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index. Written and purchased options are non-income producing securities.
As of December 31, 2010, the Energy Fund engaged in purchased put option transactions, the Equity Income fund engaged in purchased call and purchased put options transactions, and the Risk-Managed Equity Fund engaged in written call and purchased put options transactions. All open option contracts are included on each Fund’s Schedule of Investments.
The Risk-Managed Equity Fund’s written options are collateralized by cash and/or securities held in a segregated account at the Fund’s custodian. Such collateral is restricted from the Fund’s use. The securities pledged as collateral are included on the Schedule of Investments.
The number of options contracts written and the premiums received by the Risk-Managed Equity Fund during the period ended December 31, 2010, were as follows:

	Risk-Managed Equity Fund
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	130	$247,668
Options written during period	740	1,877,211
Options expired during period	—	—
Options closed during period	(690)	(1,590,248)
Options exercised during period	—	—

Options outstanding, end of period	180	$534,631

Short Sales
The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. The Long/Short Fund enters into short positions in equity securities identified as being overvalued.
Short sales involve market risk. If a security sold short increases in price, the Long/Short Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is restricted from use. The securities pledged as collateral that are restricted from use are included on the Schedule of Investments. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. As of December 31, 2010, the Long/Short Fund engaged in short selling. The short positions are included in the Schedule of Securities Sold Short on the Schedule of Investments.
Securities Lending
Under procedures adopted by the Board, the Funds may lend securities to non-affiliated qualified parties. The Funds seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security. The Funds do not have the right to vote on securities while they are on loan; however, the Funds may attempt to call back the loan and vote the proxy.
All loans will be continuously secured by collateral which consists of cash. The cash collateral is invested in the State Street Navigator Prime Portfolio and is disclosed on the Schedule of Investments.
As of December 31, 2010, the following Funds had securities with the following values on loan:

	Value of	Value of
Fund	Loaned Securities	Collateral
ICON Consumer Discretionary Fund	$5,196,938	$5,367,107
ICON Consumer Staples Fund	7,310,860	7,504,583
ICON Energy Fund	11,218,589	11,412,932
ICON Healthcare Fund	17,257,753	17,764,268
ICON Industrials Fund	7,939,892	8,124,679
ICON Information Technology Fund	8,920,529	9,201,446
ICON Materials Fund	16,918,064	17,369,781
ICON Asia-Pacific Region Fund	4,337,266	4,546,958
ICON Europe Fund	861,976	896,529
ICON International Equity Fund	3,622,149	3,790,268
ICON Bond Fund	21,877,637	22,282,168
ICON Equity Income Fund	12,907,791	13,262,034
ICON Core Equity Fund	1,909,803	1,960,684
ICON Long/Short Fund	4,806,560	4,928,524
ICON Risk-Managed Equity Fund	2,904,805	2,969,651
The value of the collateral above could include collateral held for securities that were sold on or before December 31, 2010. It may also include collateral received from the prefunding of loans.
Income Taxes
The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.
Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders monthly. The Equity Income Fund and the Risk-Managed Equity Fund intend to distribute net investment income, if any, to shareholders quarterly. Other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforwards. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods.
The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four periods, and interim tax periods within, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Investment Income
Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.
Investment Transactions
Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Income and Expenses
Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.
3. Subsequent Events
Effective January 1, 2011, the Sector Funds and the Adviser entered into a contractual expense limitation agreement. Per the agreement, the Adviser has contractually agreed to limit its investment advisory fee and/or reimburse certain of the Funds’ operating expenses (exclusive of brokerage, interest, taxes, dividends on short sales and extraordinary expenses) to the extent necessary to ensure that the Sector Funds’ operating expenses do not exceed the following amounts:

	Class S	Class A	Class C
Consumer Discretionary	1.74%	1.99%	2.74%
Consumer Staples	1.50%	1.75%	2.50%
Energy	1.50%	1.75%	2.50%
Financial	1.50%	1.75%	2.50%
Healthcare	1.50%	1.75%	2.50%
Industrials	1.50%	1.75%	2.50%
Information Technology	1.50%	1.75%	2.50%
Materials	1.50%	1.75%	2.50%
Telecommunication & Utilities	1.50%	1.75%	2.50%
Effective February 18, 2011, the International Equity Fund and the Adviser modified the contractual expense limitation agreement. The expense limitation for the Class S shares of the International Equity Fund decreased from 1.80% to 1.55%.
Management has evaluated the possibility of subsequent events and, other than the two items noted above, has determined that there are no other material events that would require disclosure.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan

Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)
Date February 18, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan

Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)
Date February 18, 2011

By (Signature and Title)*	/s/ Erik L. Jonson

Erik L. Jonson, Vice President, Chief Financial Officer and Treasurer
(Principal Financial Officer and Principal Accounting Officer)
Date February 18, 2011

*	Print the name and title of each signing officer under his or her signature.